NUVEEN Exchange-Traded Funds

September 30, 1998
           Semiannual Report

Dependable, tax-free income to help you keep more of what you earn.

NXP
NXQ
NXR
NXC
NXN
Select Portfolios

Photo of: 3 people sitting on steps of museum.

Highlights
As of September 30, 1998

* Overall rating within the municipal bond category for the period ended September 30, 1998. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's three-, five- and 10-year average annual returns in excess of 90-day Treasury bill returns, with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. NXP, NXQ, and NXR earned 4 stars for the 3-year and 5-year period ended September 30, 1998. In an investment category, 10% of the funds receive 5 stars and 22.5% receive 4 stars. 195 municipal bond funds were rated for the 3-year period and 187 for the five-year period, each ended September 30, 1998.

   Contents
 1 Dear Shareholder
 3 Portfolio Manager Roundtable
 5 NXP Performance Overview
 6 NXQ Performance Overview
 7 NXR Performance Overview
 8 NXC Performance Overview
 9 NXN Performance Overview
10 Shareholder Meeting Report
11 Portfolio of Investments
27 Statement of Net Assets
28 Statement of Operations
29 Statement of Changes in Net Assets
30 Notes to Financial Statements
34 Financial Highlights
36 Building Better Portfolios
37 Fund Information

================================================================================
Nuveen Select Tax-Free Income Portfolio (NXP)
                                   o **** Four-Star Rating by Morningstar, Inc.*
                                   o 1-year Taxable-Equivalent Total Return on
                                     Share Price of 15.78% for Investors in the 31% Federal Income Tax Bracket
                                   o Taxable-Equivalent Yield of 7.90% for
                                     Investors in the 31% Federal Income
                                     Tax Bracket

Pie Chart:
AAA/U.S. Guaranteed                57%
AA                                 9%
A                                  22%
BBB/NR                             12%


Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
                                   o **** Four-Star Rating by Morningstar, Inc.*
                                   o 1-year Taxable-Equivalent Total Return on
                                     Share Price of 15.37% for Investors in the
                                     31% Federal Income Tax Bracket
                                   o Taxable-Equivalent Yield of 7.75% for
                                     Investors in the 31% Federal Income
                                     Tax Bracket
Pie Chart:
AAA/U.S. Guaranteed                62%
AA                                 11%
A                                  14%
BBB/NR                             13%



Nuveen Select Tax-Free Income Portfolio 3 (NXR)
                                   o **** Four-Star Rating by Morningstar, Inc.*
                                   o 1-year Taxable-Equivalent Total Return on
                                     Share Price of 18.98% for Investors in the
                                     31% Federal Income Tax Bracket
                                   o Taxable-Equivalent Yield of 7.62% for
                                     Investors in the 31% Federal Income
                                     Tax Bracket
Pie Chart:
AAA/U.S. Guaranteed                46%
AA                                 27%
A                                  15%
BBB/NR                             12%



Nuveen Insured California Select Tax-Free Income Portfolio (NXC)
                                   o 1-year Taxable-Equivalent Total Return on
                                     Share Price of 16.26% for Investors in the
                                     Combined 37.4% Federal and California State
                                     Income Tax Bracket
                                   o Taxable-Equivalent Yield of 8.00% for
                                     Investors in the Combined 37.4% Federal
                                     and California State Income Tax Bracket
                                   o Stable Tax-Free Dividend for 7
                                     Consecutive Months
Pie Chart:
Insured                            79%
U.S. Guaranteed                    21%



Nuveen Insured New York Select Tax-Free Income Portfolio (NXN)
                                   o 1-year Taxable-Equivalent Total Return on
                                     Share Price of 11.02% for Investors in the
                                     Combined 35.7% Federal and New York State
                                     Income Tax Bracket
                                   o Taxable-Equivalent Yield of 8.02% for
                                     Investors in the Combined 35.7% Federal and
                                     New York State Income Tax Bracket
                                   o Stable Tax-Free Dividend for 66 Consecutive
                                     Months
Pie Chart:
Insured                            66%
U.S. Guaranteed                    34%

Dear Shareholder

Photo of: Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: Wealth takes a lifetime to build. Once achieved, it should be preserved.

I'm pleased to report that over the past 12 months, the Nuveen Select Portfolios have continued to perform well, meeting their primary objective of providing you with competitive levels of tax-free income. The Select Portfolios are a uniquely structured group of investments designed to achieve income stability over a defined term. These portfolios were established in 1992 as a source of dependable tax-free income with a set maturity schedule. Their fixed-portfolio structure, defined life cycle, and emphasis on income stability make these portfolios the ideal choice for investors who want the income and maturity of individual bonds enhanced by the ongoing surveillance and diversification provided by Nuveen. The strong market in fixed-income securities during the year, bolstered by investor demand for quality investments like our Select Portfolios benefited the funds. Competitive tax-free income, enhanced by strong share price performance, illustrates once again that municipal bonds provide an excellent investment for income-oriented investors.


The Economy in Review
Over the past year, the markets endured bouts of volatility, as the Asian financial crisis spilled over into emerging markets and affected economies around the globe. Investors responded by seeking a haven from the ongoing uncertainty in more conservative investments, such as municipal bond funds. As interest rates on municipal bonds continued to trend downward, the competitive yields offered by our exchange-traded portfolios stimulated additional investor interest.

The market for exchange-traded municipal bond funds has been exceptionally strong. Exchange-traded funds continue to represent a bright spot among fixed-income investments. These funds have paid competitive current market yields in a market that places a high premium on yield. As of September 30, 1998, the yields for the Nuveen Insured California Select Tax-Free Income Portfolio (NXC) and the Nuveen Insured New York Select Tax-Free Income Portfolio
(NXN) were 5.01% and 5.16%, respectively. The yields for the Nuveen Select Tax-Free Income Portfolio (NXP), Nuveen Select Tax-Free Income Portfolio 2
(NXQ), and Nuveen Select Tax-free Income Portfolio 3 (NXR) were 5.45%, 5.35%, and 5.26%, respectively.

In the coming months, we will continue to watch several key factors affecting the future of the economy, including the strength of the dollar, employment figures, corporate earnings reports, and further interest rate indications from the Federal Reserve. These factors will influence the outlook for fixed-income markets during the remainder of the year.


Municipal Market Review
Over the past year, the declining interest rate environment drove yields on 30-year Treasuries to their lowest levels since the U.S. government began selling these bonds in 1977. The story in the municipal market, however, was quite different. As yields on the long Treasury bond reached historic lows, the yield on the Bond Buyer 40, an unmanaged index of long-term municipal bonds, fell just 49 basis points - from 5.53% to 5.04% - compared with the dramatic 113-basis point drop in Treasury yields over the past 12 months. As of September 24, 1998, the ratio between Treasury yields and municipal yields stood at 100.6%, compared with the more typical range of 80-90%. For investors, this means that municipal bonds offered 100.6% of the yield of a Treasury bond with comparable characteristics - before taxes are taken into account. On an after-tax basis, municipal bonds present an even more attractive investment option in relation to Treasuries.

One of the main factors in the steep decline in Treasury yields was the strong interest in these investments by international investors. As the economic turmoil in Asia continued to spread to other economies world-wide and the dollar strengthened against foreign currencies, the demand for U.S.-dollar denominated Treasury securities increased.

In the municipal market, where foreign demand was limited by the inapplicability of tax advantages, low interest rates and a strong economy combined to generate high levels of new issuance and a dramatic increase in the refinancing of existing bonds. The first six months of 1998 saw $146 billion of new municipal bond issuance, up 51% over the same period in 1997, and $42 billion in refunding activity, an increase of 118% from last year. The continued strength of the U.S. economy has brought about improvements in the fundamental financial health of many municipalities and boosted the overall credit quality of municipal bonds. This enhanced credit quality also contributed to the fund's performance, as the upgraded bonds increased in value.


Nuveen Expertise Is Key
The key to taking advantage of the exceptional values currently available in the municipal market is the expertise of a proven investment manager. At Nuveen, we recognize the value of time-tested expertise. The high level of recent municipal issuance, for example, highlights the value of Nuveen's detailed knowledge of the municipal market, as our portfolio management teams carefully analyze the flood of issues to select those securities best suited to helping the funds achieve their investment objectives.

In addition, Nuveen has assembled a group of Premier AdvisersSM that can provide years of experience and insight dealing with a given asset class. In addition to Nuveen Advisory Corporation, our Premier Adviser for tax-free investing, you can rely on our growing group of other advisers to provide the expertise that makes the difference in the equity market, including Institutional Capital Corporation for value investing and Rittenhouse Financial Services for growth investing. For more information about our funds, including charges and expenses, contact your financial adviser for a prospectus, or call Nuveen at (800) 621-7227. Read it carefully before you invest or send money.

We encourage you to talk with your financial adviser about the ways Nuveen's expanding selection of investments, together with our 100 years of market experience, can help you establish the foundation of a diversified portfolio designed to build and sustain long-term financial security. When seeking quality investment solutions that withstand the test of time, you can count on Nuveen. Our expertise provides the key to building a well-balanced portfolio that can help you achieve your financial goals.

Sincerely,


Timothy R. Schwertfeger
Chairman of the Board

November 17, 1998

Sidebar text: "Our expertise provides the key to building a well-balanced portfolio that can help you achieve your financial goals."

Nuveen Select Portfolios
Portfolio Manager Roundtable

Portfolio managers Dan Solender and Mike Davern discuss the current municipal market environment, portfolio performance, and the outlook for the Nuveen Select Portfolios. Dan and Mike assumed management responsibilities for the portfolios on July 1, 1998, as part of Nuveen's efforts to maximize the efficient use of staff resources and portfolio manager expertise. Dan is a six-year veteran of Nuveen with 11 years of investment experience; his management duties include the national and New York Select Portfolios as well as additional New York municipal bond funds. Mike, who joined Nuveen in 1996, has 15 years of experience as an investment professional and manages a range of Nuveen state municipal bond funds in addition to the California Select Portfolio.





Municipal Market Update
The third quarter of 1998 saw an acceleration of trends that have been apparent in the credit markets over the past 12 months: declining interest rates and an increased ratio between municipal and Treasury yields. The cause in both cases was heightened concern about the condition of the global financial system. While the U.S. economy exhibited continued growth, the impact of the financial turmoil in Southeast Asia, Russia, and other emerging markets began to be felt in the U.S. equity market. A desire to cushion this impact and avert a domestic credit crunch prompted the Federal Reserve to ease short-term interest rates in late September, the first rate cut in almost three years. Concerned that the quarter-point cut might not be enough, the Fed acted to reduce rates again in mid-October and in mid-November, bringing the federal funds rate to 4.75%. The Fed indicated these moves were intended to keep inflation low and to sustain U.S. economic growth going forward.

In response to this environment of low interest rates and continued economic growth, municipal bond issuance over the past year has been among the heaviest in years. In recent months, volatility in the equity markets has boosted demand for municipal bonds as well. Demand from institutional buyers such as insurance companies has also increased, as these investors recognized the exceptionally attractive values currently offered by municipal bonds.

Fund Performance
For the 12 months ended September 30, 1998, the national Nuveen Select Portfolios produced total returns on net asset value that ranged from 6.79% to 7.74%, providing taxable-equivalent returns of 9.45% to 10.31% for investors in the 31% federal income tax bracket. For the same period, the Nuveen Insured California Select Tax-Free Income Portfolio (NXC) posted a total return of 7.75% on net asset value, while the Nuveen Insured New York Select Tax-Free Income Portfolio (NXN) returned 7.35%, providing investors in the combined federal and state income tax bracket (California 37.4%; New York 35.7%) with taxable-equivalent returns of 10.99% and 10.34%, respectively. These total returns compare with the Lehman Brothers Municipal Bond Index's annual return of 8.71% (the benchmark for NXP, NXQ, and NXR), the Lehman California Insured Municipal Bond Index's 9.79% (for NXC), and the Lehman New York Insured Municipal Bond Index's 9.43% (for NXN).

Much of the portfolios' performance over the past 12 months can be tied to duration. Duration measures a bond portfolio's price volatility, or reaction to interest rate movements. The longer the duration, the more sensitive the portfolio is to changes in interest rates. During a period of falling interest rates, longer duration enables a portfolio to participate more fully in market gains. However, when rates rise, longer duration can make the portfolio more vulnerable to potential price declines. As interest rates trended downward, portfolios with durations shorter than the relevant index generally tended to underperform the market. The following chart illustrates the durations of the funds and the applicable Lehman Brothers Index, as of September 30, 1998.


----------------------------------------------------------------
                           Lehman        Lehman          Lehman
                         Brothers      Brothers        Brothers
                         Duration      Duration        Duration
Fund   Duration         (National)  (CA Insured)    (NY Insured)
----------------------------------------------------------------
NXP  3.93 years         7.17 years          n/a            n/a
----------------------------------------------------------------
NXQ  3.60 years         7.17 years          n/a            n/a
----------------------------------------------------------------
NXR  4.04 years         7.17 years          n/a            n/a
----------------------------------------------------------------
NXC  3.70 years                n/a   8.70 years            n/a
----------------------------------------------------------------
NXN  3.93 years                n/a          n/a     8.15 years
----------------------------------------------------------------

In the low interest rate environment of the past year, good call protection helped support the dividends of NXP, NXR, and NXN and protect the income of these funds from erosion. These three funds have now provided shareholders with 17, 27, and 66 consecutive months, respectively, of steady income. However, declining interest rates also played a role in reducing the income levels of NXQ and NXC, as proceeds from higher-yielding bonds called or sold from these portfolios were reinvested in bonds paying today's lower interest rates. Over the past year, the change in income level earned by these portfolios necessitated dividend reductions. Despite the adjustments in these two funds, the Select Portfolios continue to provide very competitive current market yields ranging from 5.01% to 5.45%, equivalent to taxable yields of 7.26% to 7.90% for investors in the 31% federal tax bracket. Taking into account the state taxes in California and New York, the taxable-equivalent yields for NXC and NXN were 8.00% and 8.02%, respectively.

As Tim mentioned in his letter to shareholders, share price performance among the Nuveen exchange-traded portfolios has been strong over the past 12 months. As interest rates fell, active demand for quality portfolios such as the Nuveen Select Portfolios benefited share prices and eliminated the slight discounts to net asset value of a year ago. As of September 30, 1998, all of the portfolios were trading at premiums ranging from 0.30% to 4.83% above their net asset values.

Key Strategies
The Select Portfolios are a uniquely structured group of investments designed and managed to achieve income stability over a defined term. The portfolios provide income and maturity similar to that of individual bonds, with the additional benefit of ongoing credit surveillance. Maintaining stable tax-free dividends is the top priority for each of these portfolios, and our strategies continue to focus on achieving this objective. We buy and sell bonds within these portfolios only to take advantage of opportunities to enhance income, credit quality, or portfolio structure. Over the past 12 months, such trading was effectively limited by the prevailing environment of falling interest rates and low yields because all of the bonds in these portfolios were purchased at higher rates than those currently being offered. The portfolios' short durations offered excellent protection from price volatility.

Outlook for the Future
The current market environment - influenced by declining interest rates, benign inflation, and strong municipal supply - has helped to position municipal bonds as one of the most compelling values in today's marketplace. We expect that the excellent municipal-to-Treasury ratio, combined with continued volatility in the equity markets and investors' increasing awareness of the need for asset allocation rebalancing, will result in growing demand for these bonds. We believe that investors who take advantage of current opportunities in the municipal market should be rewarded with healthy returns and attractive yields in the months ahead, as the market recognizes the value of these quality investments.

Looking ahead for the Select Portfolios, our focus will continue to be on supporting the stability of the portfolios' income streams, especially if we remain in a lower interest rate environment. Beginning in 2001, many of the bonds in the Select Portfolios will become callable by their issuers. If interest rates remain lower than they were when the portfolios were assembled in 1992, our goal will be to pre-empt some of these calls by selling bonds prior to their call dates and replacing them with high-quality bonds offering attractive yields. Nuveen's expertise as an experienced investment manager knowledgeable about the unique aspects of the municipal bond market is key to our ability to select the right securities for our portfolios and add value for our investors.

Nuveen Select Tax-Free Income Portfolio
Performance Overview
As of September 30, 1998

NXP

Portfolio Statistics
==================================================
Inception Date                                3/92
--------------------------------------------------
Share Price                                $16 1/2
--------------------------------------------------
Net Asset Value Per Share                   $15.74
--------------------------------------------------
Current Market Yield                         5.45%
--------------------------------------------------
Taxable-Equivalent Yield(1)                  7.90%
--------------------------------------------------
Fund Net Assets ($000)                    $257,781
--------------------------------------------------
Average Weighted Maturity (Years)            17.25
--------------------------------------------------
Modified Duration (Years)                     3.93
--------------------------------------------------

Annualized Total Return
==================================================

                      On Share Price        On NAV
--------------------------------------------------

1-Year                        13.09%         6.79%
--------------------------------------------------
3-Year                        10.15%         7.82%
--------------------------------------------------
5-Year                         7.38%         6.35%
--------------------------------------------------
Since Inception                7.75%         7.84%
--------------------------------------------------

Taxable-Equivalent Total Return(2)
==================================================

                      On Share Price        On NAV
--------------------------------------------------

1-Year                        15.78%         9.45%
--------------------------------------------------
3-Year                        12.96%        10.58%
--------------------------------------------------
5-Year                        10.27%         9.18%
--------------------------------------------------
Since Inception               10.56%        10.62%
--------------------------------------------------

Top Five Sectors (as a % of total investments)
==================================================

U.S. Guaranteed                                44%
--------------------------------------------------
Tax Obligation (Limited)                       10%
--------------------------------------------------
Health Care                                     9%
--------------------------------------------------
Housing (Multifamily)                           8%
--------------------------------------------------
Transportation                                  8%
--------------------------------------------------


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on the current market yield and a federal tax rate of 31%.
2 Taxable-equivalent total return is based on the annualized total return and a federal tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Bar Chart:
1997-1998 Monthly Tax-Free Dividends Per Share
10/97                                   0.075
11/97                                   0.075
12/97                                   0.075
1/98                                    0.075
2/98                                    0.075
3/98                                    0.075
4/98                                    0.075
5/98                                    0.075
6/98                                    0.075
7/98                                    0.075
8/98                                    0.075
9/98                                    0.075

Nuveen Select Tax-Free Income Portfolio 2
Performance Overview
As of September 30, 1998

NXQ

Portfolio Statistics
==================================================
Inception Date                                5/92
--------------------------------------------------
Share Price                                $16 1/4
--------------------------------------------------
Net Asset Value                             $15.55
--------------------------------------------------
Current Market Yield Per Share               5.35%
--------------------------------------------------
Taxable-Equivalent Yield(1)                  7.75%
--------------------------------------------------
Fund Net Assets ($000)                    $273,768
--------------------------------------------------
Average Weighted Maturity (Years)            17.37
--------------------------------------------------
Modified Duration (Years)                     3.60
--------------------------------------------------

Annualized Total Return
==================================================
                      On Share Price        On NAV
--------------------------------------------------

1-Year                        12.72%         7.07%
--------------------------------------------------
3-Year                        10.83%         7.70%
--------------------------------------------------
5-Year                         7.63%         6.19%
--------------------------------------------------
Since Inception                7.43%         7.58%
--------------------------------------------------

Taxable-Equivalent Total Return(2)
==================================================
                      On Share Price        On NAV
--------------------------------------------------
1-Year                        15.37%         9.71%
--------------------------------------------------
3-Year                        13.65%        10.43%
--------------------------------------------------
5-Year                        10.52%         8.95%
--------------------------------------------------
Since Inception               10.21%        10.29%
--------------------------------------------------

Top Five Sectors (as a % of total investments)
==================================================
U.S. Guaranteed                                43%
--------------------------------------------------
Housing (Multifamily)                           9%
--------------------------------------------------
Health Care                                     8%
--------------------------------------------------
Housing (Single-family)                         8%
--------------------------------------------------
Education and Civic Organization                8%
--------------------------------------------------

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on the current market yield and a federal tax rate of 31%.
2 Taxable-equivalent total return is based on the annualized total return and a federal tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Bar Chart:
1997-1998 Monthly Tax-Free Dividends Per Share
10/97                                   0.074
11/97                                   0.074
12/97                                   0.074
1/98                                    0.074
2/98                                    0.074
3/98                                   0.0725
4/98                                   0.0725
5/98                                   0.0725
6/98                                   0.0725
7/98                                   0.0725
8/98                                   0.0725
9/98                                   0.0725

Nuveen Select Tax-Free Income Portfolio 3
Performance Overview
As of September 30, 1998

NXR

Portfolio Statistics
==================================================
Inception Date                                7/92
--------------------------------------------------
Share Price                                $15 3/4
--------------------------------------------------
Net Asset Value Per Share                   $15.12
--------------------------------------------------
Current Market Yield                         5.26%
--------------------------------------------------
Taxable-Equivalent Yield(1)                  7.62%
--------------------------------------------------
Fund Net Assets ($000)                    $196,007
--------------------------------------------------
Average Weighted Maturity (Years)            17.97
--------------------------------------------------
Modified Duration (Years)                     4.04
--------------------------------------------------

Annualized Total Return
==================================================
                      On Share Price        On NAV
--------------------------------------------------

1-Year                        16.31%         7.74%
--------------------------------------------------
3-Year                        12.30%         8.23%
--------------------------------------------------
5-Year                         7.77%         6.29%
--------------------------------------------------
Since Inception                6.83%         6.95%
--------------------------------------------------

Taxable-Equivalent Total Return(2)
==================================================
                      On Share Price        On NAV
--------------------------------------------------
1-Year                        18.98%        10.31%
--------------------------------------------------
3-Year                        15.11%        10.89%
--------------------------------------------------
5-Year                        10.60%         8.98%
--------------------------------------------------
Since Inception                9.53%         9.57%
--------------------------------------------------

Top Five Sectors (as a % of total investments)
==================================================
U.S. Guaranteed                                32%
--------------------------------------------------
Transportation                                 16%
--------------------------------------------------
Health Care                                    11%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------
Housing (Multifamily)                          10%
--------------------------------------------------


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on the current market yield and a federal tax rate of 31%.
2 Taxable-equivalent total return is based on the annualized total return and a federal tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Bar Chart:
1997-1998 Monthly Tax-Free Dividends Per Share
10/97                                   0.069
11/97                                   0.069
12/97                                   0.069
1/98                                    0.069
2/98                                    0.069
3/98                                    0.069
4/98                                    0.069
5/98                                    0.069
6/98                                    0.069
7/98                                    0.069
8/98                                    0.069
9/98                                    0.069

Nuveen Insured California Select Tax-Free Income Portfolio
Performance Overview
As of September 30, 1998

NXC

Portfolio Statistics
==================================================
Inception Date                                6/92
--------------------------------------------------
Share Price                              $15 13/16
--------------------------------------------------
Net Asset Value                             $15.40
--------------------------------------------------
Current Market Yield Per Share               5.01%
--------------------------------------------------
Taxable-Equivalent Yield (Federal Only)(1)   7.26%
--------------------------------------------------
Taxable-Equivalent Yield
  (Federal and State)(1)                     8.00%
--------------------------------------------------
Fund Net Assets ($000)                     $96,357
--------------------------------------------------
Average Weighted Maturity (Years)            18.35
--------------------------------------------------
Modified Duration (Years)                     3.70
--------------------------------------------------

Annualized Total Return
==================================================
                      On Share Price        On NAV
--------------------------------------------------
1-Year                        12.95%         7.75%
--------------------------------------------------
3-Year                        10.70%         8.07%
--------------------------------------------------
5-Year                         6.60%         5.80%
--------------------------------------------------
Since Inception                6.48%         6.95%
--------------------------------------------------

Taxable-Equivalent Total Return(2)
==================================================
                      On Share Price        On NAV
--------------------------------------------------
1-Year                        16.26%        10.99%
--------------------------------------------------
3-Year                        14.18%        11.42%
--------------------------------------------------
5-Year                        10.10%         9.19%
--------------------------------------------------
Since Inception                9.84%        10.26%
--------------------------------------------------

Top Five Sectors (as a % of total investments)
==================================================
Tax Obligation (Limited)                       22%
--------------------------------------------------
U.S. Guaranteed                                21%
--------------------------------------------------
Water and Sewer                                15%
--------------------------------------------------
Transportation                                 15%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal income tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 37.40%.
2 Taxable-equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 37.40%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Bar Chart:
1997-1998 Monthly Tax-Free Dividends Per Share
10/97                                   0.067
11/97                                   0.067
12/97                                   0.067
1/98                                    0.067
2/98                                    0.067
3/98                                    0.066
4/98                                    0.066
5/98                                    0.066
6/98                                    0.066
7/98                                    0.066
8/98                                    0.066
9/98                                    0.066

Nuveen Insured New York Select Tax-Free Income Portfolio
Performance Overview
As of September 30, 1998

NXN

Portfolio Statistics
==================================================
Inception Date                                6/92
--------------------------------------------------
Share Price                                $15 1/8
--------------------------------------------------
Net Asset Value                             $15.08
--------------------------------------------------
Current Market Yield Per Share               5.16%
--------------------------------------------------
Taxable-Equivalent Yield (Federal Only)(1)   7.48%
--------------------------------------------------
Taxable-Equivalent Yield
  (Federal and State)(1)                     8.02%
--------------------------------------------------
Fund Net Assets ($000)                     $58,902
--------------------------------------------------
Average Weighted Maturity (Years)            17.12
--------------------------------------------------
Modified Duration (Years)                     3.93
--------------------------------------------------

Annualized Total Return
==================================================
                      On Share Price        On NAV
--------------------------------------------------
1-Year                         8.01%         7.35%
--------------------------------------------------
3-Year                        10.07%         7.52%
--------------------------------------------------
5-Year                         6.51%         5.56%
--------------------------------------------------
Since Inception                5.72%         6.47%
--------------------------------------------------

Taxable-Equivalent Total Return(2)
==================================================
                      On Share Price        On NAV
--------------------------------------------------
1-Year                        11.02%        10.34%
--------------------------------------------------
3-Year                        13.28%        10.59%
--------------------------------------------------
5-Year                         9.77%         8.64%
--------------------------------------------------
Since Inception                8.83%         9.47%
--------------------------------------------------

Top Five Sectors (as a % of total investments)
==================================================
U.S. Guaranteed                                34%
--------------------------------------------------
Education and Civic Organization               25%
--------------------------------------------------
Water and Sewer                                10%
--------------------------------------------------
Tax Obligation (Limited)                        9%
--------------------------------------------------
Housing (Multifamily)                           5%
--------------------------------------------------


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal income tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35.70%.
2 Taxable-equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 35.70%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Bar Chart:
1997-1998 Monthly Tax-Free Dividends Per Share
10/97                                   0.065
11/97                                   0.065
12/97                                   0.065
1/98                                    0.065
2/98                                    0.065
3/98                                    0.065
4/98                                    0.065
5/98                                    0.065
6/98                                    0.065
7/98                                    0.065
8/98                                    0.065
9/98                                    0.065

Shareholder Meeting Report
                                                          NXP              NXQ               NXR               NXC             NXN
------------------------------------------------------------------------------------------------------------------------------------
Approval of the Trustee was reached as follows:

                                                         Common            Common            Common           Common          Common
                                                         Shares            Shares            Shares           Shares          Shares
====================================================================================================================================
James E. Bacon
   For                                               14,761,936        16,038,146        11,819,995        5,660,597       3,605,082
   Withhold                                             124,809            91,953            69,512           23,034          26,450
------------------------------------------------------------------------------------------------------------------------------------
   Total                                             14,886,745        16,130,099        11,889,507        5,683,631       3,631,532
====================================================================================================================================

Anthony T. Dean
   For                                               14,768,473        16,040,001        11,824,356        5,665,189       3,605,782
   Withhold                                             118,272            90,098            65,151           18,442          25,750
------------------------------------------------------------------------------------------------------------------------------------
   Total                                             14,886,745        16,130,099        11,889,507        5,683,631       3,631,532
====================================================================================================================================

William L. Kissick
   For                                               14,766,833        16,037,446        11,820,390        5,660,597       3,604,782
   Withhold                                             119,912            92,653            69,117           23,034          26,750
------------------------------------------------------------------------------------------------------------------------------------
   Total                                             14,886,745        16,130,099        11,889,507        5,683,631       3,631,532
====================================================================================================================================

Thomas E. Leafstrand
   For                                               14,766,635        16,038,520        11,821,865        5,663,776       3,604,782
   Withhold                                             120,110            91,579            67,642           19,855          26,750
------------------------------------------------------------------------------------------------------------------------------------
   Total                                             14,886,745        16,130,099        11,889,507        5,683,631       3,631,532
====================================================================================================================================

Timothy R. Schwertfeger
   For                                               14,766,181        16,033,616        11,819,826        5,663,951       3,605,782
   Withhold                                             120,564            96,483            69,681           19,680          25,750
------------------------------------------------------------------------------------------------------------------------------------
   Total                                             14,886,745        16,130,099        11,889,507        5,683,631       3,631,532
====================================================================================================================================

Sheila W. Wellington
   For                                               14,760,434        16,032,418        11,822,290        5,664,538       3,604,482
   Withhold                                             126,311            97,681            67,217           19,093          27,050
------------------------------------------------------------------------------------------------------------------------------------
   Total                                             14,886,745        16,130,099        11,889,507        5,683,631       3,631,532
====================================================================================================================================

 Ratification of auditors was reached as follows:
   For                                               14,724,344        16,033,616        11,771,756        5,641,889       3,597,976
   Against                                               33,357            21,985            30,071            4,010           6,656
   Abstain                                              129,044            74,498            87,680           37,732          26,900
------------------------------------------------------------------------------------------------------------------------------------
   Total                                             14,886,745        16,130,099        11,889,507        5,683,631       3,631,532
====================================================================================================================================

                            Portfolio of Investments
                            Nuveen Select Tax-Free Income Portfolio (NXP)
                            September 30, 1998
                            (Unaudited)
    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                   Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                Alabama - 0.2%

$     535,000   Alabama Housing Finance Authority, Single Family Mortgage Revenue Bonds (Collateralized
                 Home Mortgage Revenue Bond Program), 1994 Series A-1 Bonds, 6.550%, 10/01/14  4/04 at 102         Aaa     $ 576,446


------------------------------------------------------------------------------------------------------------------------------------
                Arkansas - 1.1%

    2,500,000   Little Rock Health Facilities Board (Arkansas), Refunding Revenue Bonds (Baptist Medical
                 Center/Parkway Village Project), Series 1992, 7.000%, 10/01/17                4/02 at 102           A     2,736,000


------------------------------------------------------------------------------------------------------------------------------------
                California - 6.5%

    4,750,000   California State Public Works Board, Lease Revenue Bonds (California Community Colleges),
                 1994 Series B, 7.000%, 3/01/14 (Pre-refunded to 3/01/04)                      3/04 at 102         Aaa     5,600,060

    3,000,000   State Public Works Board of the State of California, Lease Revenue Bonds (Department of
                 Corrections), 1994 Series A (California State of Prison-Monterey County (Soledad II)),
                 6.875%, 11/01/14 (Pre-refunded to 11/01/04)                                  11/04 at 102         Aaa     3,569,940

    4,905,000   California Statewide Communities Development Authority, Revenue Certificates of
                 Participation (Cedars-Sinai Medical Center), 6.500%, 8/01/15                  8/02 at 102          A1     5,440,528

    2,000,000   Los Angeles County Metropolitan Transportation Authority (California), Proposition A,
                 Sales Tax Revenue Refunding Bonds, Series 1993-A, 5.625%, 7/01/18             7/03 at 102         AAA     2,121,780


------------------------------------------------------------------------------------------------------------------------------------
                Colorado - 7.4%

                Colorado Housing Finance Authority, Single Family Program Senior Revenue Bonds
                Series 1992A-1:
    3,835,000    6.800%, 11/01/12                                                              5/02 at 102         AA+     4,098,273
    1,075,000    6.875%, 11/01/16                                                              5/02 at 102         AA+     1,147,756

   10,750,000   City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1991D,
                 7.750%, 11/15/13 (Alternative Minimum Tax)                                   No Opt. Call        Baa1    13,828,048


------------------------------------------------------------------------------------------------------------------------------------
                District of Columbia - 0.4%

    1,000,000   District of Columbia, Hospital Revenue and Refunding Bonds (Medlantic Healthcare
                 Group, Inc. Issue), Series 1996A, 5.750%, 8/15/16                             8/06 at 102         AAA     1,080,080


------------------------------------------------------------------------------------------------------------------------------------
                Florida - 3.1%

      250,000   Escambia County, Florida, Pollution Control Revenue Bonds (Champion International
                 Project), Series 1993, 5.875%, 6/01/22 (Alternative Minimum Tax)             12/03 at 102        Baa1       258,913

    7,000,000   State Board of Education of Florida, Public Education Capital Outlay Bonds, Series 1991-C,
                 6.625%, 6/01/22 (Pre-refunded to 6/01/02)                                     6/02 at 101         Aaa     7,753,480


------------------------------------------------------------------------------------------------------------------------------------
                Illinois - 12.1%

                City of Chicago Heights, Illinois, General Obligation Bonds, Series 1993 (Corporate Purpose Bonds):
    3,820,000    5.650%, 12/01/15                                                             12/08 at 100         AAA     4,135,188
    2,600,000    5.650%, 12/01/17                                                             12/08 at 100         AAA     2,816,268

    7,000,000   The County of Cook, Illinois, General Obligation Bonds, Series 1992A, 6.600%, 11/15/22
                 (Pre-refunded to 11/15/02)                                                   11/02 at 102         AAA     7,872,200

    1,260,000   Illinois Educational Facilities Authority, Revenue Refunding Bonds (Loyola University of
                 Chicago), Series 1991-A, 7.125%, 7/01/11 (Pre-refunded to 7/01/01)            7/01 at 102       A1***     1,393,585

    3,000,000   Illinois Educational Facilities Authority, Revenue Refunding Bonds (Loyola University of
                 Chicago), Series 1989-A, 6.100%, 7/01/15 (Pre-refunded to 7/01/03)            7/03 at 102       A+***     3,330,060

    2,365,000   Illinois Health Facilities Authority, Revenue Bonds and Revenue Refunding Bonds,
                 Series 1992B (Evangelical Hospitals Corporation), 6.500%, 4/15/09            No Opt. Call         AA-     2,693,877

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                   Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                Illinois (continued)

$   3,850,000   Illinois Health Facilities Authority, Revenue Bonds (Sarah Bush Lincoln Health Center),
                 Series 1992, 7.250%, 5/15/22 (Pre-refunded to 5/15/02)                        5/02 at 102         Aaa    $4,363,513

    2,000,000   State of Illinois, General Obligation Bonds, Series of August 1994,
                 5.875%, 8/01/14                                                               8/04 at 102          AA     2,186,160

    2,500,000   Regional Transportation Authority (Cook, DuPage, Kane, Lake, McHenry and Will
                 Countries in Illinois), General Obligation Bonds, Series 1993A,
                 5.800%, 6/01/13                                                               6/03 at 102         AAA     2,703,150


------------------------------------------------------------------------------------------------------------------------------------
                Indiana - 2.7%

    3,000,000   Indiana Bond Bank, Special Hospital Program (Hendricks Community Hospital Financing
                 Program), Series 1992A, 7.125%, 4/01/13                                       4/02 at 102          A+     3,318,870

                Indiana Bond Bank, Special Program Bonds, Series 1992 A:
    1,000,000    7.000%, 8/01/12                                                               2/02 at 102          A+     1,097,240
    2,250,000    7.000%, 8/01/18                                                               2/02 at 102          A+     2,462,153


------------------------------------------------------------------------------------------------------------------------------------
                Iowa - 1.1%

    2,565,000   Woodbury County, Iowa, Hospital Facility Revenue Bonds (St. Luke's Regional Medical
                 Center Project), Series 1991A, 6.750%, 3/01/21 (Pre-refunded to 3/01/01)      3/01 at 102         Aaa     2,792,439


------------------------------------------------------------------------------------------------------------------------------------
                Kansas - 4.0%

    9,000,000   City of Wichita, Kansas, Revenue Bonds (CSJ Health System of Wichita, Inc.),
                 Series 1985 XXV (Remarketed), 7.200%, 10/01/15                               11/01 at 102          A+    10,420,830


------------------------------------------------------------------------------------------------------------------------------------
                Kentucky - 1.5%

    3,230,000   Lexington-Fayette Urban County Government (Kentucky), Governmental Project Revenue
                 Bonds, Series 1994 (University of Kentucky Alumni Association, Inc. Commonwealth
                 Library Project), 6.750%, 11/01/15 (Pre-refunded to 11/01/04)                11/04 at 102         AAA     3,780,198


------------------------------------------------------------------------------------------------------------------------------------
                Maine - 2.2%

    1,210,000   Maine Educational Loan Authority, Educational Loan Revenue Bonds, Series 1992A-2
                 (Supplemental Educational Loan Program), 7.150%, 12/01/16
                 (Alternative Minimum Tax)                                                    12/02 at 102           A     1,306,667

                Maine Educational Loan Authority, Educational Loan Revenue
                Bonds, Series 1992A-1 (Supplemental Educational Loan Program):
    1,940,000    6.800%, 12/01/07 (Alternative Minimum Tax)                                   12/02 at 102         Aaa     2,085,015
    2,195,000    7.000%, 12/01/16 (Alternative Minimum Tax)                                   12/02 at 102         Aaa     2,362,479


------------------------------------------------------------------------------------------------------------------------------------
                Massachusetts - 0.9%

    2,000,000   Plymouth County (Massachusetts), Certificates of Participation (Plymouth County
                 Correctional Facility), Series A, 7.000%, 4/01/22                            10/02 at 102         AA-     2,248,880


------------------------------------------------------------------------------------------------------------------------------------
                Mississippi - 1.6%

    3,600,000   Calhoun County (Mississippi), Solid Waste Disposal Revenue Bonds
                 (Weyerhauser Company Project), Series 1992, 6.875%, 4/01/16
                 (Alternative Minimum Tax)                                                     4/07 at 103           A     4,140,108


------------------------------------------------------------------------------------------------------------------------------------
                New Hampshire - 4.1%

   10,000,000   New Hampshire Housing Finance Authority, Multi-Family Housing Revenue Refunding
                 Bonds, 1991 Series 1, 7.050%, 7/01/11                                         7/01 at 102          A1    10,567,300


------------------------------------------------------------------------------------------------------------------------------------
                New York - 11.7%

    7,250,000   Metropolitan Transportation Authority (New York), Commuter Facilities 1987 Service
                 Contract Bonds, Series 5, 7.000%, 7/01/12                                     7/01 at 102        BBB+     7,938,025

    3,000,000   Metropolitan Transportation Authority (New York), Transit Facilities Service Contract
                 Bonds, Series N, 6.000%, 7/01/11                                              7/02 at 100        BBB+     3,142,470

                The City of New York, New York, General Purpose, General Obligation Refunding Bonds, Series-A:
      240,000    6.250%, 8/01/10 (Pre-refunded to 8/01/04)                                 8/04 at 101 1/2       A-***       272,515
    4,930,000    6.250%, 8/01/10                                                           8/04 at 101 1/2          A-     5,508,683

    4,465,000   New York State Dormitory Authority, State University Educational Facilities Revenue
                 Bonds, Series 1991A, 7.250%, 5/15/18 (Pre-refunded to 5/15/02)                5/02 at 102         Aaa     5,071,927

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                   Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                New York (continued)

$   2,090,000   New York Local Government Assistance Corporation, New York, Series 1991B,
                 7.000%, 4/01/21 (Pre-refunded to 4/01/01)                                     4/01 at 100         AAA    $2,256,280

    1,365,000   New York Local Government Assistance Corporation (A Public Benefit Corporation of the
                 State of New York), Series 1991D Bonds, 7.000%, 4/01/18
                 (Pre-refunded to 4/01/02)                                                     4/02 at 102         Aaa     1,535,011

                New York State Medical Care Facilities Finance Agency, Mental
                Health Services Facilities Improvement Revenue Bonds, 1991
                Series A:
      180,000    7.500%, 2/15/21 (Pre-refunded to 2/15/01)                                     2/01 at 102         AAA       198,835
      900,000    7.500%, 2/15/21                                                               2/01 at 102          A-       984,969

                New York Medical Care Facilities Finance Agency, Mental Health
                Services Facilities Improvement Revenue Bonds, 1991 Series D:
    1,395,000    7.400%, 2/15/18 (Pre-refunded to 2/15/02)                                     2/02 at 102       A-***     1,578,345
    1,425,000    7.400%, 2/15/18                                                               2/02 at 102          A-     1,597,297

------------------------------------------------------------------------------------------------------------------------------------
                Ohio - 1.2%

    2,830,000   Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds,
                 Series A1, 6.050%, 9/01/17 (Alternative Minimum Tax)                          9/07 at 102         AAA     3,043,014


------------------------------------------------------------------------------------------------------------------------------------
                Pennsylvania - 4.9%

    7,235,000   Delaware County Authority (Pennsylvania), First Mortgage Revenue Bonds (The Dunwoody
                 Project), Series 1992, 8.125%, 4/01/17 (Pre-refunded to 4/01/02)              4/02 at 102      N/R***     8,349,335
    1,385,000   Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds,
                 Series 1992-33, 6.900%, 4/01/17                                               4/02 at 102         AA+     1,478,058

      750,000   Pennsylvania State Higher Educational Facilities Authority, Revenue Bonds
                 Series-A, 6.625%, 8/15/09                                                     8/20 at 102         AAA       832,500

    1,750,000   Pennsylvania State Higher Educational Facilities Authority, Revenue Bonds
                 (Thomas Jefferson University), Series-A, 6.625%, 8/15/09                      8/20 at 102          A2     1,956,938


------------------------------------------------------------------------------------------------------------------------------------
                South Carolina - 3.8%

    5,000,000   South Carolina Housing Finance and Development Authority, Multifamily Housing
                 Revenue Bonds, 1992 Series A, 6.875%, 11/15/23                                5/02 at 102         Aaa     5,327,000

    4,060,000   York County (South Carolina), Public Facilities Corporation, Certificates of
                 Participation (York County Justice Center Project), Series 1991, 7.500%, 6/01/11
                 (Pre-refunded to 6/01/01)                                                     6/01 at 102         Aaa     4,527,022


------------------------------------------------------------------------------------------------------------------------------------
                Tennessee - 2.4%

    5,750,000   Memphis-Shelby County Airport Authority (Tennessee), Airport Special Facilities and Project
                 Revenue Bonds (Federal Express Corporation), Series 1993, 6.200%, 7/01/14
                 (Alternative Minimum Tax)                                                     7/03 at 102         BBB     6,096,438


------------------------------------------------------------------------------------------------------------------------------------
                Texas - 9.6%

    9,825,000   Harris County Health Facilities Development Corporation (Texas), Hospital Revenue Bonds
                 (Memorial Hospital System Project), Series 1992, 7.125%, 6/01/15
                 (Pre-refunded to 6/01/02)                                                     6/02 at 102       A3***    11,100,285

    4,000,000   Port of Corpus Christi Authority of Nueces County (Texas), Pollution Control Revenue Bonds
                 (Hoechst Celanese Corporation), Series 1992, 6.875%, 4/01/17
                 (Alternative Minimum Tax)                                                     4/02 at 102          A+     4,394,360

    3,500,000   Red River Authority (Texas), Pollution Control Revenue Bonds (Hoechst Celanese Corporation),
                 Series 1992, 6.875%, 4/01/17 (Alternative Minimum Tax)                        4/02 at 102          A+     3,845,065

                City of San Antonio, Texas, Water System Revenue Refunding Bonds, Series 1992:
    1,450,000    6.000%, 5/15/16 (Pre-refunded to 5/15/02)                                     5/02 at 100         AAA     1,559,287
    3,085,000    6.000%, 5/15/16                                                               5/02 at 100         AAA     3,289,505
      465,000    6.000%, 5/15/16                                                              No Opt. Call         AAA       529,300


------------------------------------------------------------------------------------------------------------------------------------
                Virginia - 2.1%

    5,070,000   Virginia Housing Development Authority, Commonwealth Mortgage Bonds, 1992 Series A,
                 7.100%, 1/01/17                                                               1/02 at 102         AA+     5,305,856

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                   Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                Washington - 8.9%

$   2,500,000   Public Utility District No. 1 of Snohomish County, Washington, Electric System
                 Refunding Revenue Bonds, Series 1991 A, 7.000%, 1/01/16                       1/01 at 102          A+    $2,699,075

    5,700,000   Public Utility District No. 1 of Snohomish County, Washington, Generation System
                 Revenue Bonds, Series 1989, 6.750%, 1/01/12                                   1/02 at 102         Aaa     6,333,897

    2,750,000   Washington Health Care Facilities Authority, Revenue Bonds, Series 1992 (Sacred Heart
                 Medical Center, Spokane), 6.875%, 2/15/12                                     2/02 at 102         AA-     3,013,615

   10,000,000   Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds,
                 Series 1991A, 6.875%, 7/01/17 (Pre-refunded to 7/01/01)                       7/01 at 102         Aaa    10,998,200


------------------------------------------------------------------------------------------------------------------------------------
                West Virginia - 1.3%

    1,885,000   Marshall County, West Virginia, Special Obligation Refunding Bonds, Series 1992,
                 6.500%, 5/15/10                                                              No Opt. Call         AAA     2,211,387

    1,000,000   West Virginia Housing Development Fund, Housing Finance Bonds, 1992 Series A,
                 7.000%, 5/01/24                                                               5/02 at 103         Aaa     1,088,609


------------------------------------------------------------------------------------------------------------------------------------
                Wisconsin - 2.1%

    5,000,000   Wisconsin Housing and Economic Development Authority, Multi-Family Housing
                 Revenue Bonds, 1992 Series B, 7.050%, 11/01/22                                4/02 at 102          A1     5,386,299


------------------------------------------------------------------------------------------------------------------------------------
                Wyoming - 1.2%

    3,000,000   Wyoming Community Development Authority, Single Family Mortgage Revenue Bonds
                 (Federally Insured or Guaranteed Mortgage Loans), Series 1988-G, 7.200%, 6/01/10
                 (Alternative Minimum Tax)                                                    11/01 at 103          AA     3,213,270
------------------------------------------------------------------------------------------------------------------------------------

$ 227,215,000   Total Investments - (cost $222,987,275) - 98.1%                                                          252,950,156
=============
                Other Assets Less Liabilities - 1.9%                                                                       4,830,384
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $257,780,540
                ====================================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S.
government or U.S. government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R Investment is not rated.

                                 See accompanying notes to financial statements.

                            Portfolio of Investments
                            Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
                            September 30, 1998
                            (Unaudited)

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                   Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                California - 5.3%

$   3,250,000   California State Public Works Board, Lease Revenue Bonds (California Community Colleges),
                 1994 Series B, 7.000%, 3/01/14 (Pre-refunded to 3/01/04)                      3/04 at 102         Aaa    $3,831,620

    2,000,000   State Public Works Board of the State of California, Lease Revenue Refunding Bonds (The Regents
                 of the University of California), 1993 Series A (Various University of California Projects),
                 5.500%, 6/01/14                                                              No Opt. Call         Aa3     2,212,300

    5,000,000   State Public Works Board of the State of California, Lease Revenue Bonds (Department of Corrections),
                 1994 Series A (California State Prison-Monterey County (Soledad)), 6.875%, 11/01/14
                 (Pre-refunded to 11/01/04)                                                   11/04 at 102         Aaa     5,949,900

      500,000   State Public Works Board of the State of California, Lease Revenue Bonds, California Community
                 Colleges, Series A, 5.250%, 12/01/16                                         12/08 at 101           A       526,150

      500,000   City of Contra Costa Water District (California), Water Revenue Bonds, Refunding Series 1997 H,
                 5.000%, 10/1/17                                                              10/07 at 100         AA-       510,355

      500,000   County of Contra Costa, California, Certificates of Participation (Merrithew Memorial Hospital
                 Replacement Project), Refunding Series of 1997, 5.375%, 11/01/17             11/07 at 102         AAA       531,325

    1,000,000   City of Fresno, California, Health Facility Revenue Bonds, Series 1993B (Holy Cross Health System
                 Corporation), 5.625%, 12/01/15                                               12/03 at 102         AAA     1,065,040


------------------------------------------------------------------------------------------------------------------------------------
                Colorado - 6.2%

    3,890,000   Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1992A-3,
                 7.000%, 11/01/24 (Alternative Minimum Tax)                                    5/02 at 102         AA+     4,153,159

                City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1992B:
    2,335,000    7.250%, 11/15/12 (Pre-refunded to 11/15/02) (Alternative Minimum Tax)        11/02 at 102         Aaa     2,681,467
    9,130,000    7.250%, 11/15/12 (Alternative Minimum Tax)                                   11/02 at 102        Baa1    10,270,428


------------------------------------------------------------------------------------------------------------------------------------
                District of Columbia - 5.1%

    7,500,000   District of Columbia (Washington, D.C.), General Obligation Bonds, Series 1992B,
                 6.300%, 6/01/12                                                               6/02 at 102         AAA     8,259,900

    4,600,000   District of Columbia Hospital Revenue Refunding Bonds (Washington Hospital Center), Series 1992-A,
                 7.125%, 8/15/19 (Pre-refunded to 8/15/02)                                     8/02 at 102       A3***     5,203,750

      500,000   District of Columbia, Hospital Revenue and Refunding Bonds (Medlantic Healthcare Group, Inc. Issue),
                 Series 1996A, 5.750%, 8/15/16                                                 8/06 at 102         AAA       540,040


------------------------------------------------------------------------------------------------------------------------------------
                Florida - 3.3%

    8,180,000   Hillsborough County (Florida), Environmentally Sensitive Land Acquisition and Protection Program
                 Bonds, Series 1992, 6.375%, 7/01/11 (Pre-refunded to 7/01/02)                 7/02 at 102      Aa3***     9,071,456


------------------------------------------------------------------------------------------------------------------------------------
                Illinois - 12.0%

    8,500,000   Chicago Metropolitan Housing Development Corporation (Illinois), Housing Development Revenue
                 Refunding Bonds (FHA-Insured Mortgage Loans-Section 8 Assisted Projects), Series 1992A,
                 6.800%, 7/01/17                                                               7/02 at 102          AA     9,112,680

    8,070,000   The County of Cook, Illinois, General Obligation Bonds, Series 1992A, 6.600%, 11/15/22
                 (Pre-refunded to 11/15/02)                                                   11/02 at 102         AAA     9,075,522

    3,750,000   Illinois Educational Facilities Authority, Revenue Refunding Bonds (Columbia College), Series 1992,
                 6.875%, 12/01/17                                                             12/04 at 100         BBB     4,174,688

    2,500,000   Illinois Educational Facilities Authority, Revenue Bonds, Series 1993 (Columbia College),
                 6.125%, 12/01/08                                                             12/03 at 102         BBB     2,613,150

                Metropolitan Pier and Exposition Authority (Illinois), McCormick
                Place Expansion Project Bonds, Series 1992A:
    2,205,000    6.500%, 6/15/22 (Pre-refunded to 6/15/03)                                     6/03 at 102         Aaa     2,491,628
       45,000    6.500%, 6/15/22                                                               6/03 at 102         AA-        49,902

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                   Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                Illinois (continued)

$   5,000,000   Regional Transportation Authority (Cook, DuPage, Kane, Lake, McHenry and Will Counties in Illinois),
                 General Obligation Bonds, Series 1993A, 5.800%, 6/01/13                       6/03 at 102         AAA    $5,406,300


------------------------------------------------------------------------------------------------------------------------------------
                Indiana - 5.8%

    2,005,000   Howard County Jail and Juvenile Detention Center Corporation (Indiana), First Mortgage Revenue
                 Bonds, Series 1992, 6.850%, 1/01/12 (Pre-refunded to 1/01/02)                 1/02 at 102       A1***     2,224,548

   10,000,000   Indiana Educational Facilities Authority, Educational Facilities Refunding Revenue Bonds (Butler
                 University Project), Series 1992A, 6.600%, 1/01/18                            1/02 at 102         AAA    10,914,100

    2,400,000   Westfield-Washington South School Building Corporation (Indiana), First Mortgage Revenue Bonds
                 (Series 1992), 6.500%, 7/15/13 (Pre-refunded to 7/15/02)                      7/02 at 102        A***     2,669,520


------------------------------------------------------------------------------------------------------------------------------------
                Kentucky - 2.2%

                Kentucky Housing Corporation, Housing Revenue Bonds (Federally
                Insured or Guaranteed Mortgage Loans), Series 1992A:
    4,455,000    6.600%, 7/01/11                                                               7/02 at 102         AAA     4,738,204
    1,100,000    6.700%, 7/01/17                                                               7/02 at 102         AAA     1,169,366


------------------------------------------------------------------------------------------------------------------------------------
                Louisiana - 4.7%

   11,425,000   Louisiana Public Facilities Authority, Revenue Bonds, 1992 Series, Tulane University of Louisiana,
                 6.625%, 11/15/21 (Pre-refunded to 11/15/02)                                  11/02 at 102       A+***    12,835,988


------------------------------------------------------------------------------------------------------------------------------------
                Massachusetts - 2.7%

                Massachusetts State General Obligation Refunding Bonds, Series 1991-B:
    2,045,000    6.500%, 8/01/11 (Pre-refunded to 8/01/01)                                     8/01 at 102         Aaa     2,236,412
    1,585,000    6.500%, 8/01/11                                                               8/01 at 102         AA-     1,721,817

    3,000,000   Massachusetts Health and Educational Facilities Revenue Bonds (Jordan Memorial Hospital Issue),
                 Series 1992C, 6.875%, 10/01/22 (Pre-refunded to 10/01/02)                    10/02 at 102     BBB+***     3,377,430


------------------------------------------------------------------------------------------------------------------------------------
                Michigan - 1.6%

                Royal Oak Hospital Finance Authority, Revenue Bonds, Series 1992-E (Beaumont Properties Inc.):
      435,000    6.625%, 1/01/19 (Pre-refunded to 1/01/02)                                     1/02 at 102         AAA       480,288
    3,565,000    6.625%, 1/01/19                                                               1/02 at 102         AA-     3,894,691


------------------------------------------------------------------------------------------------------------------------------------
                Montana - 0.8%

    2,065,000   City of Billings, Montana, Tax Increment Urban Renewal Bonds, Refunding Series 1992,
                 7.100%, 3/01/08                                                               3/02 at 101         Baa     2,254,815


------------------------------------------------------------------------------------------------------------------------------------
                Nevada - 0.2%

      500,000   Clark County, Nevada, General Obligation (Limited Tax), Las Vegas Convention and Visitors Authority
                 Bonds, Series September 1, 1996, 5.500%, 7/01/17                              7/06 at 101         AAA       531,530


------------------------------------------------------------------------------------------------------------------------------------
                New York - 11.1%

    3,850,000   Metropolitan Transportation Authority (New York), Transit Facilities Service Contract Bonds, Series N,
                 6.000%, 7/01/11                                                               7/02 at 100        BBB+     4,032,837

                The City of New York, General Obligation Bonds, Fiscal 1992 Series H:
    7,035,000    7.100%, 2/01/11 (Pre-refunded to 2/01/02)                                 2/02 at 101 1/2       A-***     7,862,879
      965,000    7.100%, 2/01/11                                                           2/02 at 101 1/2          A-     1,068,738
    2,725,000    7.100%, 2/01/12 (Pre-refunded to 2/01/02)                                 2/02 at 101 1/2       A-***     3,045,678
      425,000    7.100%, 2/01/12                                                           2/02 at 101 1/2          A-       470,688

    2,695,000   Dormitory Authority of the State of New York, State University Educational Facilities, Revenue Bonds,
                 Series 1989B, 7.250%, 5/15/15 (Pre-refunded to 5/15/00)                       5/00 at 102         Aaa     2,900,736

    4,000,000   New York State Medical Care Facilities Finance Agency, New York Hospital FHA-Insured Mortgage
                 Revenue Bonds, 1994 Series A, 6.750%, 8/15/14 (Pre-refunded to 2/15/05)       2/05 at 102         AAA     4,696,560

    5,000,000   Triborough Bridge and Tunnel Authority (New York), Convention Center Project Bonds, Series E,
                 7.250%, 1/01/10                                                              No Opt. Call        BBB+     6,043,350

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                   Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                Ohio - 2.4%

$   2,800,000   County of Cuyahoga, Ohio, Hospital Revenue Bonds (Meridia Health System), Series 1995,
                 6.250%, 8/15/14 (Pre-refunded to 8/15/05)                                     8/05 at 102         AAA    $3,231,648

    3,000,000   County of Erie, Ohio, Hospital Improvement and Refunding Revenue Bonds, Series 1992 (Firelands
                 Community Hospital Project), 6.750%, 1/01/15                                  1/02 at 102           A     3,283,920


------------------------------------------------------------------------------------------------------------------------------------
                Oklahoma - 2.4%

    6,000,000   Oklahoma City (Oklahoma), Water Utilities Trust, Water and Sewer Revenue Bonds,
                  6.400%, 7/01/17                                                              7/02 at 100         AAA     6,493,440


------------------------------------------------------------------------------------------------------------------------------------
                Pennsylvania - 2.5%

    6,295,000   Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue Bonds (City of Philadelphia
                 Funding Program), Series of 1992, 6.800%, 6/15/22 (Pre-refunded to 6/15/02)   6/02 at 100         Aaa     6,954,653


------------------------------------------------------------------------------------------------------------------------------------
                Rhode Island - 2.3%

    5,500,000   Rhode Island Depositors Economic Corporation, Special Obligation Bonds, 1992 Series A,
                 6.900%, 8/01/13 (Pre-refunded to 8/01/02)                                     8/02 at 102         AAA     6,205,925


------------------------------------------------------------------------------------------------------------------------------------
                South Carolina - 2.8%

    7,000,000   Richland County (South Carolina), Solid Waste Disposal Facilities Revenue Bonds (Union Camp
                 Corporation Project), Series 1992-A, 6.750%, 5/01/22 (Alternative Minimum Tax)5/02 at 102          A1     7,673,120


------------------------------------------------------------------------------------------------------------------------------------
                Tennessee - 5.3%

    4,500,000   Memphis-Shelby County Airport Authority (Tennessee), Special Facilities Revenue Bonds, Series 1984
                 (Federal Express Corporation), 7.875%, 9/01/09                                9/01 at 103         BBB     5,023,800

    8,895,000   Tennessee Housing Development Agency, Homeownership Program Bonds,
                 Issue WR, 6.800%, 7/01/17                                                     7/02 at 102          AA     9,476,377


------------------------------------------------------------------------------------------------------------------------------------
                Texas - 7.8%

    3,275,000   Bexar County (Texas), Health Facilities Development Corporation, Hospital Revenue Bonds (Baptist
                 Memorial Hospital System Project), Series 1994, 6.900%, 2/15/14
                 (Pre-refunded to 8/15/04)                                                     8/04 at 102         AAA     3,834,468

    4,775,000   Cleveland Housing Corporation (Texas), Mortgage Revenue Refunding Bonds, Series 1992-C (FHA
                 Insured-Section 8), 7.375%, 7/01/24                                           1/01 at 102         AAA     5,042,018

    2,500,000   Harris County Health Facilities Development Corporation, Texas Childrens Hospital Project, Series 1995,
                 5.500%, 10/01/16                                                             10/05 at 102         AAA     2,638,875

    7,600,000   Port of Corpus Christi Authority of Nueces County (Texas), Pollution Control Revenue Bonds (Hoechst
                 Celanese Corporation), Series 1992, 6.875%, 4/01/17 (Alternative Minimum Tax) 4/02 at 102          A+     8,349,284

    1,460,000   Red River Authority (Texas), Pollution Control Revenue Bonds (Hoechst Celanese Corporation),
                 Series 1992, 6.875%, 4/01/17 (Alternative MinimumTax)                         4/02 at 102          A+     1,603,941


------------------------------------------------------------------------------------------------------------------------------------
                Utah - 1.0%

    1,655,000   Municipal Building Authority of Ogden City School District, Weber County, Utah, Lease Revenue
                 Bonds (Central Middle School Project), Series 1992, 6.700%, 1/01/12
                 (Pre-refunded to 1/01/02)                                                     1/02 at 101       A3***     1,835,329

      970,000   Utah Housing Finance Agency, Single Family Mortgage Purchase Refunding Senior Bonds,
                 Series 1992, 6.800%, 1/01/12                                                  7/02 at 102         Aaa     1,033,399


------------------------------------------------------------------------------------------------------------------------------------
                Vermont - 1.4%

    3,600,000   Vermont Industrial Development Authority, Industrial Development Refunding Revenue Bonds (Stanley
                 Works Project), Series 1992, 6.750%, 9/01/10                                  9/02 at 102           A     3,925,008


------------------------------------------------------------------------------------------------------------------------------------
                Virginia - 0.8%

    2,000,000   Industrial Development Authority of Covington-Alleghany County, Virginia, Hospital Facility Revenue
                 Bonds (Allegheny Regional Hospital), Series 1992, 6.625%, 4/01/12
                 (Pre-refunded to 4/01/02)                                                     4/02 at 102      N/R***     2,215,600


------------------------------------------------------------------------------------------------------------------------------------
                Washington - 3.9%

                Washington Public Power Supply System, Nuclear Project No. 3, Refunding Revenue Bonds, Series 1991A:
    3,600,000    6.750%, 7/01/11 (Pre-refunded to 7/01/01)                                     7/01 at 102      Aa1***     3,948,192
    6,160,000    6.500%, 7/01/18 (Pre-refunded to 7/01/01)                                     7/01 at 102      Aa1***     6,715,877

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                   Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                West Virginia - 0.7%

$   1,750,000   West Virginia School Building Authority, Capital Improvement Revenue Bonds, Series 1992-A,
                 6.625%, 7/01/22 (Pre-refunded to 7/01/02)                                     7/02 at 102        A***    $1,951,320


------------------------------------------------------------------------------------------------------------------------------------
                Wisconsin - 3.9%

   10,000,000   Wisconsin Housing and Economic Development Authority, Multi-Family Housing Revenue Bonds,
                 1992 Series D, 7.200%, 11/01/13 (Alternative Minimum Tax)                     4/02 at 102          A1    10,650,900
------------------------------------------------------------------------------------------------------------------------------------
$ 243,565,000   Total Investments - (cost $241,065,621) - 98.2%                                                          268,988,029
=============
                Temporary Investments in Short-Term Municipal Securities - 0.3%

$     800,000   Princeton, Indiana, Industrial Pollution Control Revenue Bonds, Series 1996, Variable Rate Demand
=============     Bonds, 4.000%, 3/01/19+                                                                      VMIG-1        800,000
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.5%                                                                       3,979,561
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $273,767,590
                ====================================================================================================================


* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S.
government or U.S. government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

N/R Investment is not rated.
                                 See accompanying notes to financial statements.

                            Portfolio of Investments
                            Nuveen Select Tax-Free Income Portfolio 3 (NXR)
                            September 30, 1998
                            (Unaudited)

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                   Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                California - 2.9%

$   3,000,000   State Public Works Board of the State of California, Lease Revenue Bonds (Department of Corrections),
                 1994 Series A (California State Prison-Monterey County (Soledad II)), 6.875%, 11/01/14
                 (Pre-refunded to 11/01/04)                                                   11/04 at 102         Aaa    $3,569,940

      500,000   City of Fresno, California, Health Facility Revenue Refunding Bonds (Holy Cross Health System
                 Corporation), 5.625%, 12/01/18                                               12/03 at 102         AAA       526,440

    1,490,000   City of Torrance (California), Hospital Revenue Bonds (Little Company of Mary Hospital Project),
                 Series 1992, 6.875%, 7/01/15                                                  7/02 at 102           A     1,636,840


------------------------------------------------------------------------------------------------------------------------------------
                Colorado - 6.9%

    2,500,000   City of Colorado Springs, Colorado, Utilities System Refunding Revenue Bonds, Series 1992A,
                 6.125%, 11/15/20                                                             11/02 at 100          AA     2,687,750

    1,500,000   City and County of Denver, Colorado, Airport System Revenue Bonds,
                 Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)                     No Opt. Call        Baa1     1,929,495

                City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1992B:
      815,000    7.250%, 11/15/23 (Pre-refunded to 11/15/02) (Alternative Minimum Tax)        11/02 at 102         Aaa       935,930
    3,185,000    7.250%, 11/15/23 (Alternative Minimum Tax)                                   11/02 at 102        Baa1     3,569,971

                City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1992C:
      470,000    6.750%, 11/15/13 (Pre-refunded to 11/15/02) (Alternative Minimum Tax)        11/02 at 102         Aaa       530,654
    3,530,000    6.750%, 11/15/13 (Alternative Minimum Tax)                                   11/02 at 102        Baa1     3,904,957


------------------------------------------------------------------------------------------------------------------------------------
                Connecticut - 0.1%

      250,000   State of Connecticut, Health and Educational Facilities Authority, Revenue Bonds, Bridgeport Hospital
                 Issue, Series A, 6.625%, 7/01/18                                              7/02 at 102         AAA       275,150


------------------------------------------------------------------------------------------------------------------------------------
                District of Columbia - 3.5%

    2,000,000   District of Columbia Hospital Revenue Refunding Bonds (Washington Hospital Center), Series 1992-A,
                 7.125%, 8/15/19 (Pre-refunded to 8/15/02)                                     8/02 at 102       A3***     2,262,500

                District of Columbia (Washington D.C.), General Obligation Bonds, Series 1993-E:
      165,000    6.000%, 6/01/13 (Pre-refunded to 6/01/13)                                     6/03 at 102         AAA       182,518
    4,080,000    6.000%, 6/01/13                                                               6/03 at 102         AAA     4,485,552


------------------------------------------------------------------------------------------------------------------------------------
                Florida - 2.1%

    3,675,000   City of Tampa, Florida, Revenue Bonds (The Florida Aquarium Project), Series 1992, 7.550%, 5/01/12
                 (Pre-refunded to 5/01/02)                                                     5/02 at 102      N/R***     4,184,355


------------------------------------------------------------------------------------------------------------------------------------
                Georgia - 2.4%

                Fulco Hospital Authority, Refunding Revenue Anticipation
                Certificates (Georgia Baptist Health Care System Project),
                Series 1992B:
    2,250,000    6.250%, 9/01/13 (Pre-refunded to 9/01/02)                                     9/02 at 102     Baa1***     2,487,893
    2,000,000    6.375%, 9/01/22 (Pre-refunded to 9/01/02)                                     9/02 at 102     Baa1***     2,220,500


------------------------------------------------------------------------------------------------------------------------------------
                Illinois - 14.4%

    3,000,000   Village of Bryant, Illinois, Pollution Control Revenue Refunding Bonds (Central Illinois Light Company
                 Project), Series 1992, 6.500%, 2/01/18                                        2/02 at 102         Aa2     3,208,380

    2,500,000   Chicago Metropolitan Housing Development Corporation (Illinois), Housing Development Revenue
                 Refunding Bonds (FHA-Insured Mortgage Loans-Section 8 Assisted Projects), Series 1992A,
                 6.850%, 7/01/22                                                               7/02 at 102          AA     2,684,400

    2,550,000   City of Chicago, Illinois, Mortgage Revenue Bonds, Series 1992 (FHA Insured Mortgage Loan-Lakeview
                 Towers Project), 6.600%, 12/01/20                                            12/02 at 102         AAA     2,705,474

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                   Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                Illinois (continued)

$   1,700,000   City of Chicago, Chicago-O'Hare International Airport General Airport Second Lien Revenue Bonds,
                 5.600%, 1/01/18 (Alternative Minimum Tax)                                     1/03 at 102         AAA    $1,772,114

    1,500,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1992C (Evangelical Hospitals Corporation),
                 6.250%, 4/15/22                                                              No Opt. Call         AA-     1,757,310

    4,000,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1992B (Franciscan Sisters Health Care
                 Corporation Project), 6.625%, 9/01/13 (Pre-refunded to 9/01/06)               9/06 at 100         AAA     4,702,080

    1,000,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1992 (Mercy Center for Health Care
                 Services), 6.650%, 10/01/22                                                  10/02 at 102        Baa1     1,119,730

    7,750,000   The Illinois State Toll Highway Authority, Toll Highway Priority Revenue Bonds, 1992 Series A,
                 6.375%, 1/01/15                                                               1/03 at 102          A+     8,489,738

    1,360,000    Board of Regents of Sangamon State University (Illinois),
                 Auxiliary Facilities System, Revenue Bonds, Series 1992,
                 6.375%, 10/01/17 (Pre-refunded to 10/01/02)                                  10/02 at 102        AAA      1,514,455


------------------------------------------------------------------------------------------------------------------------------------
                Indiana - 5.5%

    1,205,000   Allen County, Indiana, Refunding Certificates of Participation, Series 1991,
                  6.500%, 11/01/17                                                             5/02 at 101         Aa3     1,307,750

    4,000,000   Indiana State Office Building Commission Correctional Facilities Program, Revenue Bonds, Series 1991,
                 6.375%, 7/01/16 (Pre-refunded to 12/01/01)                                   12/01 at 102      Aa3***     4,386,680
    2,000,000   School Building Corporation of Warren Township (Marion County, Indiana), First Mortgage Bonds,
                 Series 1992A, 6.000%, 7/15/12 (Pre-refunded to 7/15/02)                       7/02 at 102       A+***     2,189,600

    2,725,000   Warrick County, Indiana, Adjustable Rate Environmental Improvement Revenue Bonds, 1993 Series B
                 (Southern Indiana Gas and Electric Company Project), 6.000%, 5/01/23
                 (Alternative MinimumTax)                                                      5/03 at 102          AA     2,915,287


------------------------------------------------------------------------------------------------------------------------------------
                Kentucky - 2.6%

                County of Trimble, Kentucky, Pollution Control Revenue Bonds,
                1990 Series B (Louisville Gas and Electric Company Project):
      500,000    6.550%, 11/01/20 (Pre-refunded to 9/16/02) (Alternative Minimum Tax)          9/02 at 102         Aaa       558,945
    4,080,000    6.550%, 11/01/20 (Alternative MinimumTax)                                     9/02 at 102         Aa2     4,451,810


------------------------------------------------------------------------------------------------------------------------------------
                Louisiana - 2.2%

    4,000,000   Louisiana Public Facilities Authority, Revenue Bonds, Series 1992, Baton Rouge Water Works
                 Company Project, 6.400%, 2/01/10 (Alternative MinimumTax)                     2/03 at 101         AA-     4,374,520


------------------------------------------------------------------------------------------------------------------------------------
                Massachusetts - 0.7%

    1,270,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds, MetroWest Health, Inc.
                 Issue, Series C, 6.500%, 11/15/18 (Pre-refunded to 11/15/02)                 11/02 at 102         Aaa     1,422,908


------------------------------------------------------------------------------------------------------------------------------------
                Michigan - 6.7%

    4,000,000   Michigan State Housing Development Authority, Single Family Mortgage Revenue Bonds, 1996
                 Series C, 5.950%, 12/01/17                                                    6/06 at 102         AA+     4,237,880

    8,240,000   Michigan Housing Development Authority, Limited Obligation Revenue Bonds (Greenwood Villa
                 Project), Series 1992, 6.625%, 9/15/17                                        9/02 at 103         AAA     8,912,384


------------------------------------------------------------------------------------------------------------------------------------
                Nevada - 1.6%

                Clark County, Nevada, Las Vegas-McCarran International Airport,
                Passenger Facility Charge Revenue Bonds, Series 1992B:
    1,955,000    6.500%, 7/01/12 (Alternative Minimum Tax)                                     7/02 at 102           A     2,116,952
      980,000    6.250%, 7/01/22 (Pre-refunded to 7/01/02)                                     7/02 at 102         Aaa     1,081,822
       20,000    6.250%, 7/01/22                                                               7/02 at 102         AAA        21,754


------------------------------------------------------------------------------------------------------------------------------------
                New York - 10.4%

    1,060,000   The City of New York, New York, General Obligation Bonds, Fiscal 1992
                  Series B, 7.000%, 2/01/18                                                2/02 at 101 1/2          A-     1,167,177

                The City of New York (New York), General Obligation Bonds,
                Fiscal 1992 Series C, Subseries C-1:
    1,605,000    7.000%, 8/01/17 (Pre-refunded to 8/01/02)                                 8/02 at 101 1/2         Aaa     1,812,559
      145,000    7.000%, 8/01/17                                                           8/02 at 101 1/2          A-       161,391

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                   Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                New York (continued)

$   1,280,000   The City of New York (New York), General Obligation Bonds, Fiscal 1992, Series D, 7.500%, 2/01/18
                 (Pre-refunded to 2/01/02)                                                 2/02 at 101 1/2         Aaa    $1,447,155

      220,000   New York New York, Series D, 7.500%, 2/01/18                               2/02 at 101 1/2          A-       245,637

                The City of New York, New York, General Obligation Bonds, Fiscal
                1991 Series B:
      745,000    7.000%, 6/01/12 (Pre-refunded to 6/01/01)                                 6/01 at 101 1/2         Aaa       818,330
      255,000    7.000%, 6/01/12                                                           6/01 at 101 1/2          A-       277,866

                The City of New York, General Obligation Bonds, Fiscal 1992 Series H:
    1,765,000    7.100%, 2/01/11 (Pre-refunded to 2/01/02)                                 2/02 at 101 1/2       A-***     1,972,705
      235,000    7.100%, 2/01/11                                                           2/02 at 101 1/2          A-       260,263

    2,785,000   New York City Municipal Water Finance Authority (New York), Water and Sewer
                 System Revenue Bonds, Fixed Rate Fiscal 1993 Series B Bonds,
                 6.375%, 6/15/22 (Pre-refunded to 6/15/02)                                     6/02 at 101         AAA     3,064,558

    4,000,000   New York City (New York), Municipal Water Finance Authority, Water and Sewer System Revenue
                 Bonds, Fiscal 1993 Series A, 6.000%, 6/15/17                              6/02 at 101 1/2          A1     4,279,600

    2,130,000   Dormitory Authority of the State of New York, City University System Consolidated, Second General
                 Resolution Revenue Bonds, Series 1990C, 7.500%, 7/01/10                      No Opt. Call        BBB+     2,639,816

    2,000,000   New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home FHA-Insured
                 Mortgage Revenue Bonds, 1992 Series C (Mount Sinai Hospital), 6.250%, 8/15/12 8/02 at 102         AAA     2,157,840


------------------------------------------------------------------------------------------------------------------------------------
                Pennsylvania - 6.2%

    2,500,000   Cambria County Hospital Development Authority (Pennsylvania), Hospital Revenue Refunding and
                 Improvement Bonds, Series B of 1992 (Conemaugh Valley Memorial Hospital Project),
                 6.375%, 7/01/18 (Pre-refunded to 7/01/02)                                     7/02 at 102         AAA     2,766,875

    2,435,000   Dauphin County, Pennsylvania, Industrial Development Authority, Water Development Refunding
                 Revenue Bonds, Series 1992B (Dauphin Consolidated Water Supply Company),
                 6.700%, 6/01/17                                                              No Opt. Call           A     2,985,651

    4,000,000   Pennsylvania Housing Finance Agency, Rental Housing Refunding Bonds, Issue of 1992 (FNMA
                 Insured Mortgage Loans), 6.500%, 7/01/23                                      7/02 at 102         AAA     4,291,840

    2,000,000   Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Drexel University),
                 Series 1993, 6.375%, 5/01/17                                                  5/03 at 102          A-     2,185,040


------------------------------------------------------------------------------------------------------------------------------------
                South Carolina - 3.1%

    4,000,000   South Carolina Public Service Authority Revenue Bonds, 1992 Refunding Series A,
                  6.375%, 7/01/11                                                              7/02 at 102         Aa2     4,361,440

    1,290,000   Spartanburg, South Carolina, Waterworks Revenue Bonds, Series 1992 Refunding, 6.250%, 6/01/017
                 (Pre-refunded to 6/01/02)                                                     6/02 at 101         AAA     1,411,944

      310,000   City of Spartanburg, South Carolina, Water System Improvement Refunding Revenue Bonds,
                 Series 1992, 6.250%, 6/01/2017                                                6/02 at 101         AA-       334,096


------------------------------------------------------------------------------------------------------------------------------------
                South Dakota - 2.3%

    4,000,000   South Dakota Health and Educational Facilities Authority, Revenue Bonds, Series 1992 (Rapid City
                 Regional Hospital Issue), 6.150%, 9/01/18                                     9/02 at 102         AAA     4,411,600


------------------------------------------------------------------------------------------------------------------------------------
                Tennessee - 2.5%

    4,420,000   Memphis-Shelby County Airport Authority (Tennessee), Special Facilities Revenue Refunding Bonds,
                 Series 1992 (Federal Express Corporation), 6.750%, 9/01/12                    9/02 at 102         BBB     4,844,408


------------------------------------------------------------------------------------------------------------------------------------
                Texas - 6.2%

    3,755,000   Grand Prairie Industrial Development Authority, Industrial Development Revenue Refunding Bonds,
                 Series 1992 (Baxter International Inc. Project), 6.550%, 12/01/12            12/02 at 102           A     4,077,254

    2,500,000   Harris County Health Facilities (Texas), Development Corporation Hospital Revenue Bonds (Hermann
                 Hospital), Series 1994, 6.375%, 10/01/17 (Pre-refunded to 10/01/04)          10/04 at 101         AAA     2,845,975

    5,000,000   North Central Texas Health Facilities Development Corporation, Hospital Revenue Refunding Bonds,
                 Baylor Health Care System, 5.250%, 5/15/16                                    5/06 at 102          AA     5,142,400

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                   Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                Virginia - 2.1%

$   4,000,000   Virginia Housing Development Authority, Commonwealth Mortgage Bonds, 1992 Series A,
                 7.100%, 1/01/22                                                               1/02 at 102         AA+    $4,159,880


------------------------------------------------------------------------------------------------------------------------------------
                Washington - 9.8%

    4,000,000   Port of Seattle, Washington, Revenue Bonds, Series 1992B, 6.000%, 11/01/17
                 (Alternative MinimumTax)                                                     11/02 at 100         AA-     4,249,440

    5,840,000   State of Washington, Certificates of Participation, Series 1991-A, State Office Building Project,
                 6.000%, 4/01/12                                                               4/01 at 102         AA-     6,166,047

    4,000,000   Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds,
                 Series 1991A, 6.875%, 7/01/17 (Pre-refunded to 7/01/01)                       7/01 at 102         Aaa     4,399,280

    4,000,000   Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds,
                 Series 1992A, 6.500%, 7/01/15 (Pre-refunded to 7/01/02)                       7/02 at 102      Aa1***     4,442,840


------------------------------------------------------------------------------------------------------------------------------------
                West Virginia - 4.3%

    2,500,000   Berkeley County Building Commission (West Virginia), Hospital Revenue Bonds (City Hospital Project),
                 Series 1992, 6.500%, 11/01/09                                                11/02 at 102        BBB+     2,711,624

    3,000,000   Mason County, West Virginia, Pollution Control Revenue Bonds (Appalachian Power Company
                 Project), Series 1992J, 6.600%, 10/01/22                                     10/02 at 102        BBB+     3,243,030

                West Virginia School Building Authority, Capital Improvement Revenue Bonds, Series 1992-A:
    1,855,000    6.500%, 7/01/12 (Pre-refunded to 7/01/02)                                     7/02 at 102        A***     2,060,366
      395,000    6.500%, 7/01/12                                                               7/02 at 102           A       433,184
------------------------------------------------------------------------------------------------------------------------------------
$ 175,770,000   Total Investments - (cost $174,613,642) - 98.5%                                                          193,151,529
=============
                Temporary Investments in Short-Term Municipal Securities - 0.3%

$     600,000   Harris County, Texas, Industrial Development Corporation, Pollution Control Revenue Bonds (Exxon
=============     Project), 1984 Series B, Variable Rate Demand Bonds, 4.150%, 3/01/24+                           A-1+       600,000
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                       2,255,460
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $196,006,989
                ====================================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient
U.S. government or U.S. government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

N/R Investment is not rated.
                                 See accompanying notes to financial statements.

                            Portfolio of Investments
                            Nuveen Insured California Select Tax-Free Income Portfolio (NXC)
                            September 30, 1998
                            (Unaudited)

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                   Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                Education and Civic Organizations - 1.6%

$   1,410,000   California Educational Facilities Revenue Bonds, Loyola, 6.000%, 10/01/14     10/01 at 100         AAA    $1,492,936


------------------------------------------------------------------------------------------------------------------------------------
                Health Care - 9.1%

    2,500,000   California Health Facilities Financing Authority, Insured Hospital Revenue Bonds (Scripps
                 Memorial Hospitals), Series 1992A, 6.400%, 10/01/12                          10/02 at 102         AAA     2,767,275

    1,000,000   California Health Facilities Financing Authority, Insured Hospital Revenue Bonds (Adventist
                 Health System/West), 1991 Series B, 6.500%, 3/01/11                           3/01 at 102         AAA     1,077,530

    4,000,000   California Health Facilities Financing Authority, Insured Hospital Revenue Bonds
                 (San Diego Hospital Association), Series 1992B, 6.125%, 8/01/11               8/02 at 102         AAA     4,401,840

      500,000   California Statewide Communities Development Authority, Certificates of Participation,
                 Sutter Health Obligated Group, 5.500%, 8/15/23                                8/03 at 102         AAA       522,790


------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/General - 4.5%

    4,000,000   City of Oakland, Alameda County, California, General Obligation Bonds, Series 1992,
                 6.000%, 6/15/17                                                               6/02 at 102         AAA     4,363,000


------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/Limited - 21.7%

    2,320,000   Brea Public Financing Authority (Orange County, California), 1991 Lease
                 Revenue Bonds, Series A, 6.250%, 7/01/21                                      7/00 at 102         AAA     2,463,886

    3,500,000   California Public Works Board Department of Corrections, 6.500%, 9/01/17      No Opt. Call         AAA     4,316,305

    2,430,000   County of Los Angeles, Certificates of Participation (Edmund D. Edelman Children's Court
                 and Petersen Museum Projects), 6.000%, 4/01/12                                4/02 at 102         AAA     2,631,763

    1,500,000   Los Angeles County Metropolitan Transportation Authority (California), Proposition A,
                 Sales Tax Revenue Refunding Bonds, Series 1993-A, 5.625%, 7/01/18             7/03 at 102         AAA     1,591,335

    4,000,000   San Bernardino County, California, Certificates of Participation (1992 West Valley
                 Detention Center Refinancing Project), 6.000%, 11/01/18                      11/02 at 102         AAA     4,373,840

    1,000,000   Tulare County, California, Certificates of Participation (1992 Financing Project), Series A,
                 6.125%, 11/15/12                                                             11/02 at 102         AAA     1,104,050

    4,000,000   Walnut Public Financing Authority (Los Angeles County, California), 1992 Tax Allocation
                 Revenue Bonds (Walnut Improvement Project), 6.500%, 9/01/22                   9/02 at 102         AAA     4,450,200


------------------------------------------------------------------------------------------------------------------------------------
                Transportation - 14.8%

    3,675,000   Palm Springs Financing Authority, Palm Springs Regional Airport, Revenue Bonds,
                 Series 1992, 6.000%, 1/01/12 (Alternative Minimum Tax)                        1/02 at 102         AAA     3,909,722

    3,750,000   Port of Oakland (California), Revenue Bonds, Series 1992-E, 6.500%, 11/01/16
                 (Alternative Minimum Tax)                                                    11/02 at 102         AAA     4,137,600

    3,500,000   San Francisco Airports Commission, San Francisco International Airport, Second Series
                 Refunding Revenue Bonds, Issue 1, 6.300%, 5/01/11                             5/02 at 102         AAA     3,854,900

    2,150,000   Airports Commission, City and County of San Francisco, California, San Francisco
                 International Airport, Second Series Refunding Revenue Bonds, Issue 3 Bonds,
                 6.200%, 5/01/20 (Alternative Minimum Tax)                                     5/03 at 102         AAA     2,348,488

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                   Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                U.S. Guaranteed - 20.7%

$     640,000   California Educational Facilities Revenue Bonds, Loyola, 6.000%, 10/01/14     10/01 at 100         AAA     $ 686,458

    4,000,000   The Community Redevelopment Agency of the City of Los Angeles, California, Hollywood
                 Redevelopment Project, Tax Allocation Bonds, Series B, 6.100%, 7/01/22
                 (Pre-refunded to 7/01/02)                                                     7/02 at 102         AAA     4,430,520

    1,500,000   Modesto Irrigation District Financing Authority, Domestic Water Project Revenue Bonds,
                 Series 1992A, 6.125%, 9/01/19 (Pre-refunded to 9/01/02)                       9/02 at 102         AAA     1,666,950

                Rio Linda Union School District, General Obligation Bonds, Series 1992-A:
      475,000    6.250%, 8/01/15 (Pre-refunded to 8/01/02)                                     8/02 at 102         AAA       529,492
    3,310,000    6.375%, 8/01/17 (Pre-refunded to 8/01/02)                                     8/02 at 102         AAA     3,704,420

    3,800,000   Sacramento Municipal Utility District Electric Revenue Bonds, 1992 Series B,
                 6.375%, 8/15/22 (Pre-refunded to 8/15/02)                                     8/02 at 102         AAA     4,256,418

    4,000,000   County of San Diego (California), Certificates of Participation
                 (1994 Inmate Reception Center and Cooling Plant Financing),
                 6.750%, 8/01/14 (Pre-refunded to 8/01/04)                                     8/04 at 102         AAA     4,709,880


------------------------------------------------------------------------------------------------------------------------------------
                Utilities - 11.4%

    3,450,000   M-S-R Public Power Agency (California), San Juan Project Revenue Bonds, Series 1991E,
                 6.000%, 7/01/22                                                               7/01 at 100         AAA     3,632,988

    2,430,000   Modesto Irrigation District, California, Certificates of Participation (Refunding and Capital
                 Improvements Project), Series 1991A, 6.000%, 10/01/21                        10/01 at 100         AAA     2,562,362

    3,000,000   Northern California Power Agency, Hydroelectric Project Number One, Revenue Bonds,
                 1992 Refunding Series A, 6.250%, 7/01/12                                      7/02 at 102         AAA     3,309,480

    1,225,000   Turlock Irrigation District (California), Revenue Refunding Bonds, Series 1992-A,
                 6.250%, 1/01/12                                                              No Opt. Call         AAA     1,460,886


------------------------------------------------------------------------------------------------------------------------------------
                Water and Sewer - 14.9%

    4,000,000   Eastern Municipal Water District (Riverside County, California), Water and Sewer Revenue
                 Refunding Certificates of Participation, Series 1991A, 6.300%, 7/01/20        7/01 at 101         AAA     4,288,840

    1,250,000   Fairfield-Suisun Sewer District (Solano County, California), Sewer Revenue Refunding Bonds,
                 Series 1991A, 6.250%, 5/01/16                                                 5/01 at 102         AAA     1,348,838

    4,000,000   City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1992-B,
                 6.250%, 6/01/12                                                               6/02 at 102         AAA     4,405,760

    4,000,000   Walnut Valley Water District (California), Certificates of Participation (Badillo/Grand
                 Transmission Project), Series 1992, 6.125%, 2/01/18                           2/01 at 102         AAA     4,273,920
------------------------------------------------------------------------------------------------------------------------------------

$  86,315,000   Total Investments - (cost $85,624,316) - 98.7%                                                            95,074,672
=============
                Temporary Investments in Short-Term Municipal Securities - 0.3%

$     300,000   Irvine Ranch, California, Water District #282, Sewer Improvement Bonds, Series A,
=============     Variable Rate Demand Bonds, 3.950%, 11/15/13+                                                  A-1+        300,000
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.0%                                                                         982,734
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                        $96,357,406
                ====================================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary
Market Insurance, or are backed by an escrow or trust containing sufficient U.S.
government or U.S. government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
                                 See accompanying notes to financial statements.

                            Portfolio of Investments
                            Nuveen Insured New York Select Tax-Free Income Portfolio (NXN)
                            September 30, 1998
                            (Unaudited)
    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                   Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------

                Education and Civic Organizations - 24.7%

$   1,000,000   New York City Industrial Development Agency, Civic Facility Revenue Bonds (USTA
                 National Tennis Center Incorporated Project), 6.375%, 11/15/14               11/04 at 102         AAA    $1,129,230

    2,400,000   Dormitory Authority of the State of New York, Hamilton College, Insured Revenue Bonds,
                 Series 1991, 6.500%, 7/01/21                                                  7/01 at 102         AAA     2,604,696

      570,000   Dormitory Authority of the State of New York, City University System Consolidated, Second
                 General Resolution Revenue Bonds, Series 1990C, 7.500%, 7/01/10              No Opt. Call         AAA       737,158

    1,370,000   Dormitory Authority of the State of New York, Siena College, Insured Revenue Bonds,
                 Series 1992, 6.000%, 7/01/11                                                  7/02 at 102         AAA     1,491,382

    2,050,000   Dormitory Authority of the State of New York, (Ithaca College), 6.500%, 7/01/107/01 at 102         AAA     2,239,523

    2,250,000   Dormitory Authority of the State of New York, New York University Insured Revenue Bonds,
                 Series 1991, 6.250%, 7/01/09                                                  7/01 at 102         AAA     2,435,063

    1,100,000   Dormitory Authority of the State of New York, Mount Sinai School of Medicine, Insured
                 Revenue Bonds, Series 1991, 6.750%, 7/01/15                                   7/01 at 102         AAA     1,200,925

    2,500,000   Dormitory Authority of the State of New York, Marist College, Insured Revenue Bonds,
                 Series 1992, 6.000%, 7/01/12                                                  7/02 at 102         AAA     2,707,775


------------------------------------------------------------------------------------------------------------------------------------
                Health Care - 4.6%

    2,500,000   New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home
                 FHA-Insured Mortgage Revenue Bonds, 1992 Series C (Mount Sinai Hospital),
                 6.250%, 8/15/12                                                               8/02 at 102         AAA     2,734,775


------------------------------------------------------------------------------------------------------------------------------------
                Housing/Multifamily - 4.8%

    1,400,000   New Hartford Housing Development Corporation, Mortgage Revenue Refunding Bonds,
                 Series 1992-A (Village Point Project-FHA Insured Mortgage Loan-Section 8 Assisted
                 Project), 7.375%, 1/01/24                                                     7/02 at 100         AAA     1,498,994

    1,245,000   New York State Housing Finance Agency, Insured Multifamily Housing Mortgage Revenue
                 Bonds, Series 1992C (FHA Insured), 6.450%, 8/15/14                            8/02 at 102         AAA     1,327,444


------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/General - 3.0%

                Town of Clarkstown, Rickland County, New York, Various Purpose
                Serial Bonds - 1992:
      505,000    5.600%, 6/15/10                                                              No Opt. Call         AAA       568,085
      525,000    5.600%, 6/15/11                                                              No Opt. Call         AAA       590,426
      525,000    5.600%, 6/15/12                                                              No Opt. Call         AAA       590,163

       35,000   The City of New York (New York), General Obligation Bonds, Fiscal 1992 Series C,
                 6.250%, 8/01/11                                                           8/02 at 101 1/2         AAA        38,309


------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/Limited - 8.8%

      250,000   New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities
                 Improvement Revenue Bonds, 1992 Series D, 6.100%, 8/15/13                     8/02 at 102         AAA       274,513

    2,105,000   New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities
                 Improvement Revenue Bonds, 1992 Series B, 6.250%, 8/15/18                     2/02 at 102         AAA     2,283,230

      200,000   New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 1995B,
                 5.125%, 4/01/15                                                               4/05 at 102         AAA       206,000

    2,250,000   Triborough Bridge and Tunnel Authority (New York), Special Obligation Refunding Bonds,
                 Series 1991A, 6.625%, 1/01/17                                                 1/01 at 102         AAA     2,422,328

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                   Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                Transportation - 4.8%

$   2,500,000   Port of Authority of New York and New Jersey, Consolidated Revenue Bonds, Ninety-Seventh
                 Series, 6.500%, 7/15/19 (Alternative Minimum Tax)                             1/05 at 101         AAA    $2,812,675


------------------------------------------------------------------------------------------------------------------------------------
                U.S. Guaranteed - 33.9%

    3,500,000   Metropolitan Transportation Authority (New York), Commuter Facilities Revenue Bonds, Series 1992B,
                 6.250%, 7/01/17 (Pre-refunded to 7/01/02)                                     7/02 at 102         AAA     3,870,160

    2,250,000   Metropolitan Transportation Authority, Transit Facilities Revenue Bonds, Series J,
                 6.375%, 7/01/10 (Pre-refunded to 7/01/02)                                     7/02 at 102         AAA     2,497,725

      220,000   The City of New York, General Obligation Bonds, 6.250%, 8/01/11
                  (Pre-refunded to 8/01/02)                                                8/02 at 101 1/2         AAA       242,686

    2,000,000   The City of New York, New York, General Obligation Bonds, Fiscal 1994 Series B,
                  6.950%, 8/15/12 (Pre-refunded to 8/15/04)                                    8/04 at 101         AAA     2,339,900

    1,000,000   New York City Municipal Water Finance Authority, Water and Sewer System Revenue
                 Bonds, Series 1992C, 6.200%, 6/15/21 (Pre-refunded to 6/15/02)            6/02 at 101 1/2         AAA     1,098,730

      630,000   New York City Municipal Water Finance Authority, Revenue Bonds, Series A, 6.250%, 6/15/21
                 (Pre-refunded to 6/15/01)                                                     6/01 at 100         AAA       672,254

    1,560,000   Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds
                 (Suffolk County Issue), Series 1986, 7.375%, 7/01/16                         No Opt. Call         AAA     1,995,833

    2,500,000   New York State Medical Care Facilities Finance Agency, New York Hospital FHA-Insured
                 Mortgage Revenue Bonds, 1994 Series A, 6.750%, 8/15/14 (Pre-refunded to 2/15/05)2/05 at 102       AAA     2,935,350

    1,500,000   New York State Thruway Authority, General Revenue Bonds, Series A, 5.500%, 1/01/23
                 (Pre-refunded to 1/01/02)                                                     1/02 at 100         AAA     1,581,705

    2,000,000   New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds,
                 Series 1992, 6.000%, 4/01/10 (Pre-refunded to 4/01/02)                        4/02 at 102         AAA     2,167,080

      485,000   Suffolk County Water Authority (New York), Waterworks Revenue Bonds, Series 1986-V,
                 6.750%, 6/01/12                                                              No Opt. Call         AAA       584,003


------------------------------------------------------------------------------------------------------------------------------------
                Utilities - 3.6%

    1,945,000   New York State Power Authority, General Purpose Bonds, Series 1992 AA, 6.250%, 1/01/231/02 at 102  AAA     2,105,384


------------------------------------------------------------------------------------------------------------------------------------
                Water and Sewer - 9.9%

    4,900,000   New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds,
                 Fiscal 1993 Series A, 5.750%, 6/15/18                                     6/02 at 101 1/2         AAA     5,154,407

      620,000   New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds,
                 6.250%, 6/15/21                                                               6/01 at 100         AAA       654,397
------------------------------------------------------------------------------------------------------------------------------------

$  52,390,000   Total Investments - (cost $52,277,624) - 98.1%                                                            57,792,308
=============
                Temporary Investments in Short-Term Municipal Securities - 1.7%

      500,000   New York Municipal Water Finance Authority, Waste and Sewer System Revenue Bonds, 1994 Series G,
                 Variable Rate Demand Bonds, 4.050%, 6/15/24+                                                   VMIG-1       500,000

      500,000   New York City Transitional Finance Authority Revenue Bonds, Future Tax, Second Series D,
                 Variable Rate Demand Bonds, 3.950%, 5/01/28+                                                   VMIG-1       500,000
------------------------------------------------------------------------------------------------------------------------------------

$   1,000,000   Total Temporary Investments - 1.7%                                                                         1,000,000
=============
                Other Assets Less Liabilities - 0.2%                                                                         110,033
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                        $58,902,344
                ====================================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance, or are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index. See accompanying notes to financial statements.

Statement of Net Assets
September 30, 1998
(Unaudited)
                                                                                                                             Insured
                                                                                                  Insured California        New York
                                                Select Tax-Free Select Tax-Free 2 Select Tax-Free 3  Select Tax-Free Select Tax-Free
Assets
 Investments in municipal securities,
   at market value (note 1)                        $252,950,156      $268,988,029      $193,151,529      $95,074,672     $57,792,308
 Temporary investments in short-term
   municipal securities, at amortized
   cost, which approximates market value (note 1)            --           800,000           600,000          300,000       1,000,000
 Cash                                                   983,013           697,432           150,602               --            --
 Receivables:
   Interest                                           5,129,083         4,720,474         3,117,523        1,455,952         811,288
   Investments sold                                     110,000                --                --               --             --
 Other assets                                             9,443            10,144             9,039            5,997           5,655
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                  259,181,695       275,216,079       197,028,693       96,836,621      59,609,251
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
 Cash overdraft                                              --                --                --            3,377         406,265
 Accrued expenses:
   Surveillance and administration fees (note 6)         51,347            65,520            47,419           23,631          14,463
   Other                                                121,451           106,456            79,760           39,241          32,220
 Dividends payable                                    1,228,357         1,276,513           894,525          412,966         253,959
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                               1,401,155         1,448,489         1,021,704          479,215         706,907
------------------------------------------------------------------------------------------------------------------------------------
Net assets (note 7)                                $257,780,540      $273,767,590      $196,006,989      $96,357,406     $58,902,344
====================================================================================================================================
Shares outstanding                                   16,378,097        17,607,068        12,964,123        6,257,068       3,907,068
====================================================================================================================================
Net asset value per share outstanding
   (net assets divided by shares outstanding)      $      15.74      $      15.55      $      15.12      $     15.40     $     15.08
====================================================================================================================================


                                 See accompanying notes to financial statements.

Statement of Operations
Six Months Ended September 30, 1998
(Unaudited)
                                                                                                                             Insured
                                                                                                  Insured California        New York
                                                Select Tax-Free Select Tax-Free 2 Select Tax-Free 3  Select Tax-Free Select Tax-Free

Investment Income (note 1)                           $7,862,917     $8,238,186        $5,709,697       $2,696,416      $1,663,897
---------------------------------------------------------------------------------------------------------------------------------
Expenses
 Surveillance and administration fees (note 6)          311,850        397,863           287,646          143,062          87,677
 Shareholders' servicing agent fees and expenses         25,328         24,167            18,441            6,624           4,657
 Custodian's fees and expenses                           26,444         27,140            23,831           17,919          16,480
 Trustees' fees and expenses (note 6)                    11,627         12,284             8,829            4,418           2,829
 Professional fees                                        8,187          8,211             8,094            7,355           7,304
 Shareholders' reports - printing and mailing expenses   48,258         48,794            35,629           15,604          12,236
 Stock exchange listing fees                             12,164         12,164            12,164            8,107           8,107
 Investor relations expense                              12,071         12,420             9,024            3,894           2,564
 Other expenses                                           6,656          6,472             5,322            2,859           2,094
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                          462,585        549,515           408,980          209,842         143,948
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 7,400,332      7,688,671         5,300,717        2,486,574       1,519,949
---------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (loss) from Investments
 Net realized gain (loss) from investment
   transactions (notes 1 and 4)                          50,101            599                --               --            (443)
 Net change in unrealized appreciation
   or depreciation of investments                     1,835,508      1,985,800         2,173,962        1,184,199         656,215
---------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                             1,885,609      1,986,399         2,173,962        1,184,199         655,772
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations           $9,285,941     $9,675,070        $7,474,679       $3,670,773      $2,175,721
---------------------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Statement of Changes in Net Assets
(Unaudited)
                                         Select Tax-Free                   Select Tax-Free 2                  Select Tax-Free 3
-----------------------------------------------------------------------------------------------------------------------------------
                              Six Months Ended      Year Ended  Six Months Ended        Year Ended Six Months Ended      Year Ended
                                       9/30/98         3/31/98           9/30/98           3/31/98          9/30/98         3/31/98
-----------------------------------------------------------------------------------------------------------------------------------
Operations
 Net investment income           $   7,400,332   $  14,826,057     $   7,688,671     $  15,413,609   $    5,300,717    $ 10,628,855
 Net realized gain (loss) from investment
   transactions (notes 1 and 4)         50,101         (17,707)              599           (20,819)              --              --
 Net change in unrealized appreciation
   or depreciation of investments    1,835,508       7,729,748         1,985,800         8,791,112        2,173,962       7,940,296
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations                   9,285,941      22,538,098         9,675,070        24,183,902        7,474,679      18,569,151
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders
from undistributed net
investment income (note 1)          (7,370,150)    (14,765,019)       (7,659,080)      (15,608,661)      (5,367,146)    (10,734,291)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets      1,915,791       7,773,079         2,015,990         8,575,241        2,107,533       7,834,860
Net assets at beginning of period  255,864,749     248,091,670       271,751,600       263,176,359      193,899,456     186,064,596
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period       $257,780,540    $255,864,749      $273,767,590      $271,751,600     $196,006,989    $193,899,456
===================================================================================================================================
Balance of undistributed net
   investment income at
   end of period                 $     162,852    $    132,670      $     77,533      $     47,942     $     37,702    $     19,044
===================================================================================================================================
                                                                 Insured California Select Tax-Free Insured New York Select Tax-Free
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Six Months Ended        Year Ended Six Months Ended      Year Ended
                                                                          9/30/98           3/31/98          9/30/98         3/31/98
------------------------------------------------------------------------------------------------------------------------------------
Operations
 Net investment income                                               $ 2,486,574     $   4,981,811    $  1,519,949     $  3,046,992
 Net realized gain (loss) from investment transactions (notes 1 and 4)        --             2,045            (443)         (1,028)
 Net change in unrealized appreciation or depreciation of investments  1,184,199         4,310,650         656,215        2,470,172
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                             3,670,773         9,294,506       2,175,721        5,516,136
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders
from undistributed net
investment income (note 1)                                            (2,477,800)       (5,024,425)     (1,523,758)      (3,047,514)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets                                         1,192,973         4,270,081        651,963        2,468,622
Net assets at beginning of period                                      95,164,433        90,894,352     58,250,381       55,781,759
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                           $96,357,406       $95,164,433    $58,902,344     $ 58,250,381
====================================================================================================================================
Balance of undistributed net investment income at end of period       $    18,273       $     9,499    $    78,312     $     82,121
====================================================================================================================================
                                 See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)

1. General Information and Significant Accounting Policies
The Trusts covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Select Tax-Free Income Portfolio (NXP), Nuveen Select Tax-Free Income Portfolio 2 (NXQ), Nuveen Select Tax-Free Income Portfolio 3 (NXR), Nuveen Insured California Select Tax-Free Income Portfolio
(NXC) and Nuveen Insured New York Select Tax-Free Income Portfolio (NXN).

The Trusts are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The Trusts' investment adviser, Nuveen Institutional Advisory Corp. ( the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, administers the investments and maintains ongoing surveillance of such investments to insure that they continue to meet the Trusts' investment objectives and credit quality standards. The Adviser does not intend to adjust the portfolios except 1) to invest interest payments on municipal obligations that are not currently needed to pay dividends or expenses; 2) to reinvest principal payments on municipal obligations resulting from their maturity or early redemption; 3) to sell municipal obligations when the Adviser believes that continuing to hold them would be inconsistent with maintaining the Trusts' high credit quality, and to reinvest the proceeds of such sales; and 4) for certain other purposes.

The Trusts intend to liquidate all of their assets no later than the year 2017, unless extended, making a single liquidating distribution to shareholders at that time. Any extension of these dates may be made only by an amendment to each Trust's declaration of Trust approved by the Board of Trustees and by the shareholders.

The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
The prices of municipal bonds in each investment portfolio are provided by a pricing service approved by the Trust's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade-date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At September 30, 1998, there were no such outstanding purchase commitments in any of the Trusts.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes
Each Trust is a separate taxpayer for federal income tax purposes. Each Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. In light of the Adviser's intention not to adjust the Trusts' investments except under limited conditions, it is expected that the Trusts will generally realize minimal, if any, amounts of both net realized capital gains and market discount. The Trusts intend to retain such minimal amounts and, therefore, will record a provision for federal income taxes on the amounts retained. To the extent more significant amounts of net capital gains are realized, the Trusts may elect to distribute such amounts to shareholders and no federal income tax provision on these amounts will then be required.

Furthermore, each Trust intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax for all Trusts and exempt from California state income taxes for Insured California Select Tax-Free and from New York state income taxes for Insured New York Select Tax-Free, to retain such tax-exempt status when distributed to shareholders of the Trusts.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Insurance
Insured California Select Tax-Free and Insured New York Select Tax-Free invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. government or U.S. government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Trusts' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Trusts ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Trust. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Trusts' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Trusts the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments
The Trusts are not authorized to invest in derivative financial instruments.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

2. Trust Shares
There were no share transactions during the six months ended September 30, 1998, nor during the fiscal year ended March 31, 1998, in any of the Trusts.

3. Distributions to Shareholders
The Trusts declared Common share dividend distributions from their tax-exempt net investment income which were paid November 2, 1998, to shareholders of record on October 15, 1998, as follows:

                                                                                     Insured      Insured
                                                                                  California     New York
                                              Select        Select       Select       Select       Select
                                            Tax-Free    Tax-Free 2   Tax-Free 3     Tax-Free     Tax-Free
---------------------------------------------------------------------------------------------------------
Dividends per share                           $.0750        $.0725       $.0690       $.0660       $.0650
=========================================================================================================

4. Securities Transactions
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended September 30, 1998, were as follows:

                                                                                     Insured      Insured
                                                                                  California     New York
                                              Select        Select       Select       Select       Select
                                            Tax-Free    Tax-Free 2   Tax-Free 3     Tax-Free     Tax-Free
---------------------------------------------------------------------------------------------------------
Purchases:
   Investments in municipal securities    $  996,450    $  498,225   $       --    $      --   $       --
   Temporary municipal investments         1,400,000     2,885,000    1,300,000      400,000    3,800,000
Sales and Maturities:
   Investments in municipal securities     1,966,240       905,000      230,000           --       10,000
   Temporary municipal investments         1,400,000     3,085,000    1,200,000      300,000    3,365,000
=========================================================================================================

At September 30, 1998, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Trust.

At September 30, 1998, the Trusts' last fiscal year end, the Trusts had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                     Insured      Insured
                                                                                  California     New York
                                              Select        Select       Select       Select       Select
                                            Tax-Free    Tax-Free 2   Tax-Free 3     Tax-Free     Tax-Free
---------------------------------------------------------------------------------------------------------
Expiration year:
   2001                                     $     --       $    --   $  200,114     $296,063     $618,333
   2002                                           --            --       15,243           --          432
   2003                                       13,520            --           --           --        1,954
   2004                                      116,258            --      170,137           --      321,550
   2005                                       31,707        46,057      674,505           --        1,480
   2006                                       24,357        44,578        3,603           --          828
---------------------------------------------------------------------------------------------------------
Total                                       $185,842       $90,635   $1,063,602     $296,063     $944,577
=========================================================================================================

5. Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 1998, were as follows:

                                                                                     Insured      Insured
                                                                                  California     New York
                                              Select        Select       Select       Select       Select
                                            Tax-Free    Tax-Free 2   Tax-Free 3     Tax-Free     Tax-Free
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation                          $29,962,881   $27,922,408  $18,537,887   $9,450,356   $5,514,684
   depreciation                                   --            --           --           --           --
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation              $29,962,881   $27,922,408  $18,537,887   $9,450,356   $5,514,684
=========================================================================================================

6. Surveillance and Administration Fees and Other Transactions with Affiliates Under the Trusts' investment management agreements with the Adviser, each Trust pays an annual surveillance and administration fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Trust:

                                                                                          Select Tax-Free 2
                                                                                          Select Tax-Free 3
                                                                         Insured California Select Tax-Free
Average Daily Net Asset Value                             Select Tax-Free  Insured New York Select Tax-Free
-----------------------------------------------------------------------------------------------------------
For the first $125 million                                     .2500 of 1%                       .3000 of 1%
For the next $125 million                                      .2375 of 1                        .2875 of 1
For the next $250 million                                      .2250 of 1                        .2750 of 1
For the next $500 million                                      .2125 of 1                        .2625 of 1
For the next $1 billion                                        .2000 of 1                        .2500 of 1
For net assets over $2 billion                                 .1875 of 1                        .2375 of 1
============================================================================================================

The fee compensates the Adviser for performing ongoing administration, surveillance and portfolio adjustment services. The Trusts pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trusts from the Adviser or its affiliates.

7. Composition of Net Assets

At September 30, 1998, each Trust had an unlimited number of $.01 par value shares of beneficial interest authorized. Net assets consisted of:

                                                                                     Insured      Insured
                                                                                  California     New York
                                              Select        Select       Select       Select       Select
                                            Tax-Free    Tax-Free 2   Tax-Free 3     Tax-Free     Tax-Free
---------------------------------------------------------------------------------------------------------
Capital paid-in                         $    163,781  $    176,071 $    129,641  $    62,571  $    39,071
Paid-in surplus                          227,626,767   245,681,943  178,365,361   87,122,269   54,215,788
Balance of undistributed
   (overdistributed)
   net investment income                     162,852        77,533       37,702       18,273       78,312
Accumulated net realized gain (loss) from
   investment transactions                  (135,741)      (90,365)  (1,063,602)    (296,063)    (945,511)
Net unrealized appreciation
   of investments                         29,962,881    27,922,408   18,537,887    9,450,356    5,514,684
---------------------------------------------------------------------------------------------------------
Net assets                              $257,780,540  $273,767,590 $196,006,989  $96,357,406  $58,902,344
=========================================================================================================

8. Investment Composition
At September 30, 1998, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                                                                     Insured     Insured
                                                                                  California    New York
                                              Select        Select       Select       Select      Select
                                            Tax-Free    Tax-Free 2   Tax-Free 3     Tax-Free    Tax-Free
--------------------------------------------------------------------------------------------------------
Consumer Cyclical                                --%            1%         --%          --%          --%
Education and Civic Organizations                  3            8           3            2           25
Forest and Paper Products                          2            3          --           --           --
Health Care                                        9            8          11            9            5
Housing/Multifamily                                8            9          10           --            5
Housing/Single Family                              8            8           4           --           --
Tax Obligation/General                             6            4           3            5            3
Tax Obligation/Limited                            10            7           4           22            9
Transportation                                     8            6          16           15            5
U.S. Guaranteed                                   44           43          32           21           34
Utilities                                          1           --          11           11            4
Water and Sewer                                    1            3           6           15           10
Other                                             --           --          --           --           --
--------------------------------------------------------------------------------------------------------
                                                 100%         100%        100%         100%         100%
========================================================================================================

Certain long-term and intermediate-term investments owned by the Trusts are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. government or U.S. government agency securities, either of which ensure the timely payment of principal and interest in the event of default (51% for Select Tax-Free, 59% for Select Tax-Free 2, 42% for Select Tax-Free 3, 100% for Insured California Select Tax-Free, and 100% for Insured New York Select Tax-Free). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Trusts' shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Trust.

         Financial Highlights
         (Unaudited)
         Selected data for a share outstanding throughout each period is as follows:

                                                             Investment Operations                        Less Distributions
                                                     ------------------------------------         --------------------------------
                                                                   Net
                                                                   Realized/
                                     Beginning       Net           Unrealized                     Net
                                     Net Asset       Investment    Investment                     Investment   Capital
                                     Value           Income        Gain (Loss)      Total         Income       Gains         Total
Select Tax-Free
Six Months Ended 9/30:
         1998                        $15.62          $.44          $ .13            $ .57         $(.45)       $--           $(.45)
Year Ended 3/31:
         1998                         15.15           .90            .47             1.37          (.90)        --            (.90)
         1997                         15.07           .90            .10             1.00          (.92)        --            (.92)
         1996                         14.71           .91            .39             1.30          (.94)        --            (.94)
         1995                         14.68           .91            .11             1.02          (.95)       (.04)          (.99)
         1994                         15.03           .91           (.31)             .60          (.95)        --            (.95)
Select Tax-Free 2
Six Months Ended 9/30:
         1998                         15.43           .44            .12              .56          (.44)        --            (.44)
Year Ended 3/31:
         1998                         14.95           .88            .49             1.37          (.89)        --            (.89)
         1997                         14.92           .88            .04              .92          (.89)        --            (.89)
         1996                         14.57           .88            .38             1.26          (.91)        --            (.91)
         1995                         14.55           .89            .04              .93          (.91)        --            (.91)
         1994                         14.76           .88           (.18)             .70          (.91)        --            (.91)
Select Tax-Free 3
Six Months Ended 9/30:
         1998                         14.96           .41            .16              .57          (.41)        --            (.41)
Year ended 3/31:
         1998                         14.35           .82            .62             1.44          (.83)        --            (.83)
         1997                         14.23           .82            .13              .95          (.83)        --            (.83)
         1996                         13.90           .83            .34             1.17          (.84)        --            (.84)
         1995                         13.83           .80            .11              .91          (.84)        --            (.84)
         1994                         14.27           .82           (.42)             .40          (.84)        --            (.84)
Insured California Select Tax-Free
Six Months Ended 9/30:
         1998                         15.21           .39            .20              .59          (.40)        --            (.40)
Year ended 3/31:
         1998                         14.53           .79            .69             1.48          (.80)        --            (.80)
         1997                         14.42           .80            .11              .91          (.80)        --            (.80)
         1996                         14.16           .80            .27             1.07          (.81)        --            (.81)
         1995                         13.92           .80            .26             1.06          (.82)        --            (.82)
         1994                         14.53           .79           (.58)             .21          (.82)        --            (.82)
Insured New York Select Tax-Free
Six Months Ended 9/30:
         1998                         14.91           .39            .17              .56          (.39)        --            (.39)
Year ended 3/31:
         1998                         14.28           .78            .63             1.41          (.78)        --            (.78)
         1997                         14.25           .78            .03              .81          (.78)        --            (.78)
         1996                         14.04           .78            .21              .99          (.78)        --            (.78)
         1995                         13.86           .77            .19              .96          (.78)        --            (.78)
         1994                         14.37           .76           (.49)             .27          (.78)        --            (.78)
                                                                     Total Returns
                                                               -------------------------
                                Ending         Ending          Based on         Based on
                                Net Asset      Market          Market           Net Asset
                                Value          Value           Value**          Value**
Select Tax-Free
Six Months Ended 9/30:
         1998                   $15.74         $16.5000         6.89%           3.70%
Year Ended 3/31:
         1998                    15.62          15.8750        14.06            9.24
         1997                    15.15          14.7500         4.58            6.79
         1996                    15.07          15.0000         9.14            8.97
         1995                    14.71          14.6250         9.14            7.38
         1994                    14.68          14.3750          .23            3.85
Select Tax-Free 2
Six Months Ended 9/30:
         1998                    15.55          16.2500         9.10            3.65
Year Ended 3/31:
         1998                    15.43          15.3125        14.92            9.34
         1997                    14.95          14.1250          .93            6.34
         1996                    14.92          14.8750        13.02            8.79
         1995                    14.57          14.0000         8.84            6.74
         1994                    14.55          13.7500         (.94)           4.63
Select Tax-Free 3
Six Months Ended 9/30:
         1998                    15.12          15.7500         8.39            3.89
Year ended 3/31:
         1998                    14.96          14.9375        19.38           10.24
         1997                    14.35          13.2500         3.30            6.85
         1996                    14.23          13.6250        11.41            8.56
         1995                    13.90          13.0000         2.82            6.97
         1994                    13.83          13.5000         1.37            2.64
Insured California Select Tax-Free
Six Months Ended 9/30:
         1998                    15.40          15.8125         5.96            3.91
Year ended 3/31:
         1998                    15.21          15.3125        16.52           10.41
         1997                    14.53          13.8750         3.06            6.46
         1996                    14.42          14.2500         9.80            7.67
         1995                    14.16          13.7500         4.47            7.97
         1994                    13.92          14.0000         (.51)           1.19
Insured New York Select Tax-Free
Six Months Ended 9/30:
         1998                    15.08          15.1250         3.47            3.81
Year ended 3/31:
         1998                    14.91          15.0000        18.31           10.07
         1997                    14.28          13.3750         4.91            5.79
         1996                    14.25          13.5000         8.94            7.13
         1995                    14.04          13.1250         3.43            7.28
         1994                    13.86          13.5000        (2.54)           1.68
                                    Ratios/Supplemental Data
                                                                     Ratio of Net
                                     Ratio of                        Investment
                                     Ending       Expenses to        Income to         Portfolio
                                     Net Assets   Average            Average           Turnover
                                     (000)        Net Assets         Net Assets        Rate
Select Tax-Free
Six Months Ended 9/30:
         1998                        $257,781     .36%*              5.77%*            --%
Year Ended 3/31:
         1998                         255,865     .36                5.83               1
         1997                         248,092     .39                5.97               1
         1996                         246,858     .36                6.02               1
         1995                         240,890     .37                6.32              17
         1994                         240,398     .38                5.90              10
Select Tax-Free 2
Six Months Ended 9/30:
         1998                         273,768     .40*               5.65*             --
Year Ended 3/31:
         1998                         271,752     .40                5.72              --
         1997                         263,176     .42                5.86               2
         1996                         262,768     .42                5.89               1
         1995                         256,548     .41                6.22              12
         1994                         256,098     .41                5.79               1
Select Tax-Free 3
Six Months Ended 9/30:
         1998                        196,007      .42*               5.45*             --
Year ended 3/31:
         1998                        193,899      .42                5.56              --
         1997                        186,065      .44                5.74               5
         1996                        184,464      .44                5.79               4
         1995                        180,226      .51                6.09               7
         1994                         89,988      .48                5.60               8
Insured California Select Tax-Free
Six Months Ended 9/30:
         1998                         96,357      .44*               5.21*             --
Year ended 3/31:
         1998                         95,164      .44                5.31              --
         1997                         90,894      .45                5.47              --
         1996                         90,223      .44                5.50              --
         1995                         88,586      .48                5.77               7
         1994                         87,116      .47                5.27              --
Insured New York Select Tax-Free
Six Months Ended 9/30:
         1998                        58,902       .49*               5.20*             --
Year ended 3/31:
         1998                        58,250       .49                5.30              --
         1997                        55,782       .51                5.42              --
         1996                        55,682       .48                5.44              --
         1995                        54,855       .57                5.63              14
         1994                        54,159       .54                5.14              --

* Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.

Building a Better Portfolio
Can Make You a Successful Investor

Nuveen Family of Mutual Funds
Nuveen offers a variety of funds designed to help you reach your financial goals.

Growth
Nuveen Rittenhouse
Growth Fund


Growth and Income

European Value Fund

Growth and Income Stock Fund

Balanced Stock and Bond Fund

Balanced Municipal and Stock Fund


Tax-Free Income

National Funds
Long-Term
Insured
Intermediate-Term
Limited-Term


State Funds
Arizona
California
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky
Louisiana
Maryland
Massachusetts
Michigan
Missouri
New Jersey
New Mexico
New York
North Carolina
Ohio
Pennsylvania
Tennessee
Virginia
Wisconsin

Successful investors know that a well-diversified portfolio - one that balances different types of investments, levels of risk and tax management - can be the foundation for building and sustaining wealth. That's why Nuveen offers you and your financial adviser a wide range of quality investments that can help you build a better portfolio in the pursuit of your financial goals

Exchange-Traded Funds
Nuveen Exchange-Traded Funds offer investors actively managed portfolios of investment-grade quality municipal bonds. The fund shares are listed and traded on the New York and American stock exchanges. Exchange-traded funds provide the investment convenience, price visibility and liquidity of common stocks.

MuniPreferred(R)
Nuveen MuniPreferred offers investors a AAA rated investment with an attractive tax-free yield for the cash reserves portion of an investment portfolio. MuniPreferred shares are backed 2-to-1 by the long-term portfolios of Nuveen dual-class exchange-traded funds and are available for national as well as a wide variety of state-specific portfolios.

Mutual Funds
Nuveen offers a family of equity, balanced and municipal bond funds featuring Premier AdvisersSM including Institutional Capital Corporation, Rittenhouse Financial Services, and Nuveen Advisory Corp. Each brings a specialized expertise in a particular investment style or asset class, time-tested investment strategies and a focus on consistent, long-term performance. With Nuveen's Premier Adviser funds, you have all the advantages of a family of funds plus the benefits of specialized investment expertise.

Private Asset Management
Rittenhouse Financial Services and Nuveen Asset Management offer comprehensive, customized investment management solutions to investors with assets of $250,000 or more to invest. A range of actively managed growth, balanced and municipal income-oriented portfolios are available, all based upon a disciplined investment philosophy.

Defined Portfolios
Nuveen Defined Portfolios are fixed portfolios of quality securities that are a convenient, attractive alternative to purchasing individual securities. They provide low-cost diversification to reduce risk, while also offering experienced, professional security selection and surveillance. In addition, Nuveen Defined Portfolios provide daily liquidity at that day's net asset value for quick access to your assets.

Fund Information

Board of Trustees
James E. Bacon
Anthony T. Dean
William T. Kissick
Thomas E. Leafstrand
Timothy R. Schwertfeger
Sheila W. Wellington

Fund Manager
Nuveen Institutional Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

Custodian, Transfer Agent
and Shareholder Services
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413
(800) 257-8787

Legal Counsel
Chapman and Cutler
Chicago, IL

Independent Auditors
Ernst & Young LLP
Chicago, IL


Year 2000
The concern that computer systems may have problems processing date-related information in the year 2000 and beyond has challenged businesses and organizations to thoroughly review all aspects of their operations. We have undertaken just such an approach at Nuveen in preparation for the millennium. Over the last 10 years, our trading, fund management and pricing systems at Nuveen - the systems that directly affect our investors and their financial advisers - have been updated or replaced to address the Year 2000 concerns.

We continue to work closely with our transfer agent, custodian and other service partners to monitor readiness and address other remaining systems issues. Our initial testing indicates we are on schedule, and we have targeted year-end 1998 to complete verification of vendor compliance and service partner readiness. However, we can give no complete assurance at this time that the steps we have taken will be sufficient to prevent any problems that would impact the Nuveen Exchange-Traded Funds.

Each Portfolio intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the six-month period ended September 30, 1998. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors for Generations

Photo of: John Nuveen, Sr.

Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today we offer a broad range of quality investments designed for individuals seeking to build and sustain wealth. In fact, more than 1.3 million investors have trusted Nuveen to help them pursue their financial goals.

The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies focused on providing consistent, attractive performance over time - with moderated risk. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to ensure that they continue to meet our exacting standards.

Whether your focus is long-term growth, dependable current income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. Our equity, balanced, and tax-free income funds, along with our defined portfolios and private asset management, can help you build a better, well-diversified portfolio.

Talk with your financial adviser to learn more about how Nuveen investment products and services can help you.
Or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before investing.

LOGO:
1898   1998
NUVEEN
OUR SECOND CENTURY
helping investors sustain the wealth of a lifetime.(TM)

www.nuveen.com
                                                                      PSA-1-9-98